UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Hexavest Emerging Markets Equity Fund Annual Report July 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2014

Eaton Vance

Hexavest Emerging Markets Equity Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	24

Federal Tax Information	25

Special Meeting of Shareholders	26

Board of Trustees’ Contract Approval	27

Management and Organization	30

Important Notices	33

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Most stock markets worldwide, including emerging markets (as measured by the MSCI Emerging Markets Index),2 delivered solid gains for the 12-month period ended July 31, 2014. Following a choppy start to the period, world markets turned upward after a budget agreement in October 2013 ended the 16-day U.S. government shutdown. In December, when the U.S. Federal Reserve (the Fed) made its long-anticipated move to begin “tapering” economic stimulus, most stock indexes worldwide put aside earlier fears of tapering and resumed their advance.

Geopolitical tensions weighed on world markets in early 2014, but stocks subsequently rebounded amid signs of a gradually strengthening economy. Equities generally climbed at a moderate pace through the spring of 2014, until the outbreak of hostilities in Iraq in June sent stocks sharply lower. But equities soon bounced back once the Fed reiterated its pledge to maintain low interest rates. However, many world equity indexes fell on the period’s final trading day amid mounting geopolitical and economic concerns.

Emerging-market stocks, as measured by the MSCI Emerging Markets Index, generally performed strongly for the 12-month period. In China, the biggest emerging market and the world’s second-largest economy, more favorable economic reports late in the period raised optimism about renewed growth. In Asian markets generally, stocks rose sharply in the final few months of the period, overcoming earlier losses.

The MSCI Emerging Markets Index returned 15.32% for the period. Globally, the MSCI World Index rose 15.96%. In the U.S., the Dow Jones Industrial Average advanced 9.39%, while the broader U.S. market, as represented by the S&P 500 Index, gained 16.94%.

Fund Performance

For the 12-month period ended July 31, 2014, Hexavest Emerging Markets Equity Fund (the Fund) had a total return of 13.75% for Class A shares at net asset value (NAV). By comparison, the Fund’s benchmark, the MSCI Emerging Markets Index (the Index), returned 15.32% for the same period.

The Fund’s underperformance relative to the Index was due largely to its position in cash, which detracted amid generally rising equity prices during the period. By contrast, allocation to currencies aided the Fund’s performance versus the Index, as did regional and country allocation.

The Fund’s top-down investment approach stresses fundamental research focusing on the macroeconomic environment, the valuation of financial markets and the sentiment of investors. In its analysis of regions, countries, sectors, industries, currencies and stocks, management adopted a defensive posture that generally contributed to the Fund’s underperformance versus the Index for the 12-month period. In management’s view, relatively high equity valuations and potentially excessive investor optimism raised the risk of a broad market correction. However, spurred by a gradually strengthening U.S. economy, emerging-market stocks recorded solid gains for the period.

In addition to the Fund’s cash position, which reflected management’s defensive posture, the Fund’s underweight position in the information technology sector in Asia also detracted from Fund performance relative to the Index. The Fund’s overweight in the telecommunication services sector further detracted, as this traditionally defensive sector underperformed for the 12-month period.

On the positive side, the Fund’s active currency management favored the U. S. dollar during the 12-month period, which helped boost Fund performance relative to the Index. The currency benefited from a strengthening U.S. economy during the period. The Fund’s active decision to underweight the Indonesian rupiah in the first half of the 12-month period also contributed to relative Fund performance, as the currency was among the worst-performing within the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Performance2,3

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Benoit Leblanc, CFA and Jean-Pierre Couture, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	13.75%	—	5.77%
Class A with 5.75% Maximum Sales Charge	—	—	7.24	—	2.56
Class I at NAV	08/29/2012	08/29/2012	14.03	—	6.04
MSCI Emerging Markets Index	—	—	15.32%	7.34%	8.65%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				4.52%	4.27%
Net				1.78	1.53

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	08/29/2012	$279,803	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Fund Profile

Equity Sector Allocation (% of net assets)5,6

Top 10 Holdings (% of net assets)6,7

E-Mini MSCI Emerging Markets Index Futures Contracts	6.3%

Samsung Electronics Co., Ltd.	3.2

iShares MSCI South Korea Capped ETF	3.0

China Mobile, Ltd.	2.7

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2.3

America Movil SAB de CV, Series L	1.9

Hyundai Motor Co.	1.7

MTN Group, Ltd.	1.5

AMBEV SA	1.2

iShares India 50 ETF	1.2

Total	25.0%

Geographic Allocation (% of net assets)5,6,7

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/14. Without the reimbursement, if applicable, performance would have been lower.

[5]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Includes the value of the notional amount of each futures contract.

[7]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 – July 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period* (2/1/14 – 7/31/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,124.50	$9.22	**	1.75%
Class I	$1,000.00	$1,126.20	$7.91	**	1.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.10	$8.75	**	1.75%
Class I	$1,000.00	$1,017.40	$7.50	**	1.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2014.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Portfolio of Investments

Common Stocks — 81.3%

Security	Shares	Value

Brazil — 7.9%
AMBEV SA	12,000	$82,882
Banco Bradesco SA, PFC Shares	3,400	51,867
BRF-Brasil Foods SA ADR	408	9,996
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	200	9,653
Cia de Concessoes Rodoviarias SA (CCR)	1,700	13,368
Cia de Saneamento Basico do Estado de Sao Paulo	1,300	11,511
Cia Energetica de Minas Gerais SA ADR	4,349	35,749
Cia Hering	1,200	11,171
Cia Paranaense de Energia-Copel, PFC Shares	972	15,081
Itau Unibanco Holding SA ADR, PFC Shares	2,405	37,037
Itausa-Investimentos Itau SA, PFC Shares	9,780	40,909
Petroleo Brasileiro SA	8,400	66,607
Souza Cruz SA	2,600	24,135
Telefonica Brasil SA, PFC Shares	2,478	49,806
Tractebel Energia SA	676	10,128
Vale SA, PFC Shares	4,748	60,963

		$530,863

Chile — 2.8%
Cencosud SA	17,440	$54,268
Empresa Nacional de Electricidad SA ADR	922	41,001
Empresas Copec SA	2,766	33,874
Enersis SA ADR	3,565	60,106

		$189,249

China — 14.4%
Belle International Holdings, Ltd.	22,000	$27,306
China Construction Bank Corp., Class H	51,000	39,152
China Life Insurance Co., Ltd., Class H	13,000	38,691
China Mobile, Ltd.	16,452	179,765
China Petroleum & Chemical Corp., Class H	78,000	76,362
China Resources Enterprise, Ltd.	8,000	24,293
China Shenhua Energy Co., Ltd., Class H	23,000	67,777
China Telecom Corp., Ltd., Class H	90,000	50,728
China Unicom (Hong Kong), Ltd.	46,000	80,357
Citic Pacific, Ltd.	3,000	5,991
CNOOC, Ltd.	42,000	74,185
Guangdong Investment, Ltd.	28,000	31,365
Hengan International Group Co., Ltd.	4,000	42,819
Industrial & Commercial Bank of China, Ltd., Class H	35,000	23,915
PetroChina Co., Ltd., Class H	50,000	64,803
Ping An Insurance (Group) Co. of China, Ltd., Class H	5,000	42,453
Tencent Holdings, Ltd.	2,500	40,568

Security	Shares	Value

China (continued)
Tingyi (Cayman Islands) Holding Corp.	6,000	$17,066
Want Want China Holdings, Ltd.	31,000	42,411

		$970,007

Czech Republic — 0.4%
CEZ AS	951	$26,916

		$26,916

India — 3.3%
Dr. Reddy’s Laboratories, Ltd. ADR	1,099	$49,180
HDFC Bank, Ltd. ADR	1,009	47,827
ICICI Bank, Ltd. ADR	257	12,855
Infosys, Ltd. ADR	1,289	70,663
Reliance Industries, Ltd. GDR(1)	1,272	42,243

		$222,768

Indonesia — 2.3%
Astra International Tbk PT	70,000	$46,224
Bank Central Asia Tbk PT	37,000	37,028
Bank Rakyat Indonesia Tbk PT	14,500	13,908
Perusahaan Gas Negara Tbk PT	45,000	22,650
Telekomunikasi Indonesia Tbk PT	141,500	32,145

		$151,955

Malaysia — 3.6%
AMMB Holdings Bhd	18,300	$39,636
CIMB Group Holdings Bhd	21,900	47,825
Genting Bhd	15,900	48,928
Malayan Banking Bhd	3,100	9,562
Sime Darby Bhd	14,200	42,205
Tenaga Nasional Bhd ADR	3,412	53,037

		$241,193

Mexico — 6.5%
America Movil SAB de CV, Series L	108,637	$128,277
Coca-Cola Femsa SAB de CV, Series L	3,400	36,299
Fomento Economico Mexicano SAB de CV, Series UBD	8,274	77,808
Grupo Bimbo SAB de CV, Series A	9,400	28,826
Grupo Mexico SAB de CV, Series B	19,500	69,386
Industrias Penoles SAB de CV	830	20,719
Wal-Mart de Mexico SAB de CV, Series V	30,800	76,487

		$437,802

7	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Peru — 1.2%
Cia de Minas Buenaventura SA ADR	816	$9,555
Credicorp, Ltd.	319	47,187
Southern Copper Corp.	723	23,758

		$80,500

Poland — 3.6%
Bank Pekao SA	300	$15,899
KGHM Polska Miedz SA	1,052	43,160
Orange Polska SA	4,698	15,514
Polska Grupa Energetyczna SA	8,272	55,034
Powszechna Kasa Oszczednosci Bank Polski SA	3,872	44,033
Powszechny Zaklad Ubezpieczen SA	491	69,034

		$242,674

Russia — 2.9%
LUKOIL OAO ADR	1,114	$62,161
Mobile TeleSystems ADR	1,606	28,796
OAO Gazprom ADR	9,908	72,626
Sberbank of Russia ADR	3,359	27,812

		$191,395

South Africa — 4.0%
AngloGold Ashanti, Ltd.(2)	604	$10,357
Bidvest Group, Ltd.	607	16,329
Gold Fields, Ltd.	1,166	4,596
MTN Group, Ltd.	4,907	101,572
Sasol, Ltd.	953	54,972
Standard Bank Group, Ltd.	5,166	69,506
Tiger Brands, Ltd.	377	10,839

		$268,171

South Korea — 18.2%
Celltrion, Inc.(2)	338	$12,967
E-Mart Co., Ltd.	158	35,478
Hana Financial Group, Inc.	1,340	53,966
Hyundai Heavy Industries Co., Ltd.	139	20,038
Hyundai Mobis	230	68,707
Hyundai Motor Co.	483	114,340
KB Financial Group, Inc. ADR	903	35,325
Kia Motors Corp.	1,129	66,279
Korea Electric Power Corp. ADR	2,709	54,911
KT&G Corp.	677	65,401
LG Chem, Ltd.	83	23,227
LG Corp.	859	57,525

Security	Shares	Value

South Korea (continued)
LG Electronics, Inc.	374	$27,707
LG Household & Health Care, Ltd.	117	54,336
LG Uplus Corp.	1,300	11,956
NCsoft Corp.	155	23,212
POSCO	100	32,495
Samsung C&T Corp.	463	32,858
Samsung Electronics Co., Ltd.	165	213,545
Samsung Electronics Co., Ltd., PFC Shares	48	49,642
Samsung Engineering Co., Ltd.(2)	135	9,046
Samsung Fire & Marine Insurance Co., Ltd.	206	56,464
Shinhan Financial Group Co., Ltd. ADR	1,053	52,050
Shinsegae Co., Ltd.	72	16,289
SK Telecom Co., Ltd. ADR	1,368	38,728

		$1,226,492

Taiwan — 10.2%
Cathay Financial Holding Co., Ltd.	22,165	$36,882
Cathay Financial Holding Co., Ltd. GDR(1)	405	6,811
Chunghwa Telecom Co., Ltd. ADR	2,333	70,597
CTBC Financial Holding Co., Ltd.	59,000	41,295
Far Eastern New Century Corp.	55,406	61,912
Formosa Plastics Corp.	16,000	40,986
Fubon Financial Holding Co., Ltd.	47,000	73,781
Hon Hai Precision Industry Co., Ltd. GDR(3)	7,958	54,512
MediaTek, Inc.	1,000	15,476
President Chain Store Corp.	3,000	23,865
Quanta Computer, Inc.	10,000	27,929
Taiwan Mobile Co., Ltd.	16,000	48,969
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,779	155,580
Uni-President Enterprises Corp.	16,000	30,459

		$689,054

Total Common Stocks (identified cost $5,126,483)		$5,469,039

Exchange-Traded Funds — 4.7%

Security	Shares	Value

Equity Funds — 4.7%
iShares India 50 ETF	2,807	$81,487
iShares MSCI Mexico Capped ETF	524	35,836
iShares MSCI South Korea Capped ETF	3,025	199,953

Total Exchange-Traded Funds (identified cost $273,880)		$317,276

8	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Portfolio of Investments — continued

Short-Term Investments — 3.9%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(4)	$262	$261,538

Total Short-Term Investments (identified cost $261,538)		$261,538

Total Investments — 89.9% (identified cost $5,661,901)		$6,047,853

Other Assets, Less Liabilities — 10.1%		$679,094

Net Assets — 100.0%		$6,726,947

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PFC Shares	–	Preference Shares

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $49,054 or 0.7% of the Fund’s net assets.

(2)	Non-income producing security.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2014, the aggregate value of these securities is $54,512 or 0.8% of the Fund’s net assets.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	16.5%	$1,112,710
Telecommunication Services	12.4	837,210
Consumer Staples	11.1	747,321
Information Technology	9.7	651,127
Energy	9.2	615,610
Consumer Discretionary	6.4	426,951
Utilities	6.2	417,489
Materials	5.0	339,202
Industrials	3.9	259,272
Health Care	0.9	62,147

Common Stocks	81.3%	$5,469,039
Exchange-Traded Funds	4.7	317,276
Short-Term Investments	3.9	261,538

Total Investments	89.9%	$6,047,853

9	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Statement of Assets and Liabilities

Assets	July 31, 2014
Unaffiliated investments, at value (identified cost, $5,400,363)	$5,786,315
Affiliated investment, at value (identified cost, $261,538)	261,538
Cash	69,041
Restricted cash*	18,920
Foreign currency, at value (identified cost, $617,811)	612,756
Dividends receivable	24,010
Interest receivable from affiliated investment	29
Receivable for open forward foreign currency exchange contracts	23,670
Receivable from affiliates	12,202
Total assets	$6,808,481

Liabilities
Payable for variation margin on open financial futures contracts	$7,840
Payable for open forward foreign currency exchange contracts	14,302
Payable to affiliates:
Investment adviser and administration fee	5,644
Distribution and service fees	136
Accrued expenses	53,612
Total liabilities	$81,534
Net Assets	$6,726,947

Sources of Net Assets
Paid-in capital	$6,168,101
Accumulated net realized gain	139,229
Accumulated undistributed net investment income	24,595
Net unrealized appreciation	395,022
Total	$6,726,947

Class A Shares
Net Assets	$635,884
Shares Outstanding	58,135
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.94
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.61

Class I Shares
Net Assets	$6,091,063
Shares Outstanding	554,329
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.99

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

10	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Statement of Operations

Investment Income	Year Ended July 31, 2014
Dividends (net of foreign taxes, $21,783)	$141,585
Interest allocated from affiliated investment	256
Expenses allocated from affiliated investment	(37)
Total investment income	$141,804

Expenses
Investment adviser and administration fee	$60,368
Distribution and service fees
Class A	980
Trustees’ fees and expenses	776
Custodian fee	48,513
Transfer and dividend disbursing agent fees	1,393
Legal and accounting services	45,515
Printing and postage	9,463
Registration fees	29,702
Miscellaneous	10,994
Total expenses	$207,704
Deduct —
Allocation of expenses to affiliates	$116,095
Total expense reductions	$116,095

Net expenses	$91,609

Net investment income	$50,195

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$207,789
Investment transactions allocated from affiliated investment	3
Financial futures contracts	23,755
Foreign currency and forward foreign currency exchange contract transactions	(56,993)
Net realized gain	$174,554
Change in unrealized appreciation (depreciation) —
Investments	$531,554
Financial futures contracts	4,858
Foreign currency and forward foreign currency exchange contracts	26,520
Net change in unrealized appreciation (depreciation)	$562,932

Net realized and unrealized gain	$737,486

Net increase in net assets from operations	$787,681

11	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended July 31, 2014	Period Ended July 31, 2013(1)
From operations —
Net investment income	$50,195	$46,725
Net realized gain (loss) from investment transactions, financial futures contracts, and foreign currency and forward foreign currency exchange contract transactions	174,554	(2,115)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	562,932	(167,910)
Net increase (decrease) in net assets from operations	$787,681	$(123,300)
Distributions to shareholders —
From net investment income
Class A	$—	$(157)
Class I	—	(27,946)
From net realized gain
Class A	(4,403)	(79)
Class I	(65,732)	(13,098)
Total distributions to shareholders	$(70,135)	$(41,280)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$481,429	$192,836
Class I	372,647	5,441,779
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,283	158
Class I	5,802	77
Cost of shares redeemed
Class A	(80,652)	(885)
Class I	(159,575)	(83,918)
Net increase in net assets from Fund share transactions	$623,934	$5,550,047

Net increase in net assets	$1,341,480	$5,385,467

Net Assets
At beginning of period	$5,385,467	$—
At end of period	$6,726,947	$5,385,467

Accumulated undistributed net investment income included in net assets
At end of period	$24,595	$27,112

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

12	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Financial Highlights

	Class A
	Year Ended July 31, 2014	Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$9.720	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.082	$0.123
Net realized and unrealized gain (loss)	1.258	(0.325)

Total income (loss) from operations	$1.340	$(0.202)

Less Distributions
From net investment income	$—	$(0.052)
From net realized gain	(0.120)	(0.026)

Total distributions	$(0.120)	$(0.078)

Net asset value — End of period	$10.940	$9.720

Total Return(3)	13.75%	(2.09	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$636	$186
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.75%	1.75	%(6)
Net investment income	0.79%	1.32	%(6)
Portfolio Turnover	62%	52	%(4)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 1.92% and 2.74% of average daily net assets for the year ended July 31, 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Financial Highlights — continued

	Class I
	Year Ended July 31, 2014	Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$9.740	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.087	$0.089
Net realized and unrealized gain (loss)	1.283	(0.267)

Total income (loss) from operations	$1.370	$(0.178)

Less Distributions
From net investment income	$—	$(0.056)
From net realized gain	(0.120)	(0.026)

Total distributions	$(0.120)	$(0.082)

Net asset value — End of period	$10.990	$9.740

Total Return(3)	14.03%	(1.85	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,091	$5,199
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.50%	1.50	%(6)
Net investment income	0.83%	0.94	%(6)
Portfolio Turnover	62%	52	%(4)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 1.92% and 2.74% of average daily net assets for the year ended July 31, 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Hexavest Emerging Markets Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

15

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Notes to Financial Statements — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Distributions to Shareholders

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

16

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Notes to Financial Statements — continued

The tax character of distributions declared for the year ended July 31, 2014 and the period ended July 31, 2013 was as follows:

	Year Ended July 31, 2014	Period Ended July 31, 2013(1)

Distributions declared from:
Ordinary income	$—	$41,280
Long-term capital gains	$70,135	$—

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

During the year ended July 31, 2014, accumulated net realized gain was increased by $44,973, accumulated undistributed net investment income was decreased by $52,712 and paid-in capital was increased by $7,739 due to differences between book and tax accounting, primarily for non-deductible expenses, investments in passive foreign investment companies (PFICs), investments in partnerships and foreign currency gain (loss).

As of July 31, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$39,070
Undistributed long-term capital gains	$132,912
Net unrealized appreciation	$386,864

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, the tax treatment of short-term capital gains, investments in partnerships, investments in PFICs and foreign currency transactions.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended July 31, 2014, the investment adviser and administration fee amounted to $60,368 or 1.00% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.75% and 1.50% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2014. Pursuant to this agreement, EVM and Hexavest were allocated $116,095 in total of the Fund’s operating expenses for the year ended July 31, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2014, EVM earned $169 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,263 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2014. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and

17

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Notes to Financial Statements — continued

facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2014 amounted to $980 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the period ended July 31, 2014, the Fund was informed that EVD received $34 of CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $3,437,824 and $3,535,518, respectively, for the year ended July 31, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Year Ended July 31, 2014	Period Ended July 31, 2013(1)

Sales	46,347	19,244
Issued to shareholders electing to receive payments of distributions in Fund shares	412	15
Redemptions	(7,795)	(88)

Net increase	38,964	19,171

Class I	Year Ended July 31, 2014	Period Ended July 31, 2013(1)

Sales	35,194	542,306
Issued to shareholders electing to receive payments of distributions in Fund shares	556	7
Redemptions	(15,265)	(8,469)

Net increase	20,485	533,844

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

At July 31, 2014, EVM owned 81.4% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,669,650

Gross unrealized appreciation	$587,080
Gross unrealized depreciation	(208,877)

Net unrealized appreciation	$378,203

18

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Notes to Financial Statements — continued

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

9/17/14	Czech Koruna 219,793	United States Dollar 10,889	State Street Trust Company Canada	$250	$—	$250
9/17/14	Mexican Peso 389,000	United States Dollar 29,826	State Street Trust Company Canada	495	—	495
9/17/14	New Turkish Lira 52,000	United States Dollar 24,068	State Street Trust Company Canada	44	—	44
9/17/14	New Turkish Lira 41,000	United States Dollar 18,747	State Street Trust Company Canada	—	(195)	(195)
9/17/14	Polish Zloty 218,071	United States Dollar 71,812	State Street Trust Company Canada	2,119	—	2,119
9/17/14	Polish Zloty 200,000	United States Dollar 65,248	State Street Trust Company Canada	1,329	—	1,329
9/17/14	South African Rand 785,000	United States Dollar 71,925	State Street Trust Company Canada	—	(754)	(754)
9/17/14	United States Dollar 1,774	Canadian Dollar 1,940	State Street Trust Company Canada	3	—	3
9/17/14	United States Dollar 22,280	Hungarian Forint 5,000,000	State Street Trust Company Canada	—	(986)	(986)
9/17/14	United States Dollar 5,727	Mexican Peso 75,000	State Street Trust Company Canada	—	(72)	(72)
9/17/14	United States Dollar 43,951	Mexican Peso 574,000	State Street Trust Company Canada	—	(672)	(672)
9/17/14	United States Dollar 100,354	Mexican Peso 1,311,304	State Street Trust Company Canada	—	(1,483)	(1,483)
9/17/14	United States Dollar 128,362	New Turkish Lira 273,000	State Street Trust Company Canada	—	(2,238)	(2,238)
9/17/14	United States Dollar 109,622	South African Rand 1,182,000	State Street Trust Company Canada	—	(187)	(187)
9/24/14	Brazilian Real 175,000	United States Dollar 77,246	State Street Trust Company Canada	1,217	—	1,217
9/24/14	Chilean Peso 127,495,300	United States Dollar 226,618	State Street Trust Company Canada	4,894	—	4,894
9/24/14	Indian Rupee 1,771,000	United States Dollar 29,133	State Street Trust Company Canada	218	—	218
9/24/14	Russian Ruble 6,370,200	United States Dollar 180,178	State Street Trust Company Canada	4,123	—	4,123
9/24/14	Russian Ruble 1,047,000	United States Dollar 30,414	State Street Trust Company Canada	1,478	—	1,478

19

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Notes to Financial Statements — continued

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/24/14	South Korean Won 703,687,362	United States Dollar 685,788	State Street Trust Company Canada	$2,932	$—	$2,932
9/24/14	South Korean Won 19,761,000	United States Dollar 19,319	State Street Trust Company Canada	143	—	143
9/24/14	South Korean Won 74,156,000	United States Dollar 71,829	State Street Trust Company Canada	—	(132)	(132)
9/24/14	South Korean Won 182,185,000	United States Dollar 176,587	State Street Trust Company Canada	—	(205)	(205)
9/24/14	United States Dollar 54,425	Brazilian Real 123,000	State Street Trust Company Canada	—	(987)	(987)
9/24/14	United States Dollar 261,623	Brazilian Real 598,464	State Street Trust Company Canada	—	(1,620)	(1,620)
9/24/14	United States Dollar 71,258	Colombian Peso 135,247,000	State Street Trust Company Canada	416	—	416
9/24/14	United States Dollar 53,271	Indian Rupee 3,216,000	State Street Trust Company Canada	—	(763)	(763)
9/24/14	United States Dollar 101,716	Indian Rupee 6,166,000	State Street Trust Company Canada	—	(1,042)	(1,042)
9/24/14	United States Dollar 214,883	Indian Rupee 13,094,990	State Street Trust Company Canada	—	(1,079)	(1,079)
9/24/14	United States Dollar 144,659	Indonesian Rupiah 1,729,103,705	State Street Trust Company Canada	3,349	—	3,349
9/24/14	United States Dollar 11,514	Malaysian Ringgit 37,338	State Street Trust Company Canada	120	—	120
9/24/14	United States Dollar 37,240	New Taiwan Dollar 1,112,000	State Street Trust Company Canada	—	(148)	(148)
9/24/14	United States Dollar 85,503	New Taiwan Dollar 2,556,971	State Street Trust Company Canada	—	(211)	(211)
9/24/14	United States Dollar 58,421	Philippine Peso 2,567,000	State Street Trust Company Canada	540	—	540
9/24/14	United States Dollar 10,209	Russian Ruble 367,000	State Street Trust Company Canada	—	(66)	(66)
9/24/14	United States Dollar 11,470	Russian Ruble 401,000	State Street Trust Company Canada	—	(388)	(388)
9/24/14	United States Dollar 208,973	Russian Ruble 7,546,000	State Street Trust Company Canada	—	(421)	(421)
9/24/14	United States Dollar 68,566	Yuan Renminbi 424,000	State Street Trust Company Canada	—	(214)	(214)
9/24/14	United States Dollar 104,096	Yuan Renminbi 643,000	State Street Trust Company Canada	—	(439)	(439)

				$23,670	$(14,302)	$9,368

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation

9/14	8 E-Mini MSCI Emerging Markets Index	Long	$416,982	$421,840	$4,858

					$4,858

20

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Notes to Financial Statements — continued

At July 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk:  The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk:  The Fund enters into forward foreign currency exchange contracts to enhance return.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At July 31, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $14,302. At July 31, 2014, there were no assets pledged by the Fund for such liability.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by the counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$4,858	(1)	$—
Foreign Exchange	Forward foreign currency exchange contracts	23,670	(2)	(14,302	)(3)

Total		$28,528		$(14,302)

Derivatives not subject to master netting or similar agreements		$4,858		$—

Total Derivatives subject to master netting or similar agreements		$23,670		$(14,302)

(1)

Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

During the current reporting period, the Fund adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table

21

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Notes to Financial Statements — continued

above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of July 31, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Trust Company Canada	$23,670	$(14,302)	$—	$—	$9,368

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Trust Company Canada	$(14,302)	$14,302	$—	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended July 31, 2014 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$23,755	$4,858
Foreign Exchange	Forward foreign currency exchange contracts	(66,282)	30,496

Total		$(42,527)	$35,354

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of futures contracts – long and forward foreign currency exchange contracts outstanding during the year ended July 31, 2014, which are indicative of the volume of these derivative types, were approximately $170,000 and $2,470,000, respectively.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2014.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve

22

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Notes to Financial Statements — continued

the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$684,471	$2,816,998	$—	$3,501,469
Emerging Europe	191,395	269,590	—	460,985
Latin America	1,238,414	—	—	1,238,414
Middle East/Africa	—	268,171	—	268,171

Total Common Stocks	$2,114,280	$3,354,759 *	$—	$5,469,039

Exchange-Traded Funds	$317,276	$—	$—	$317,276
Short-Term Investments	—	261,538	—	261,538

Total Investments	$2,431,556	$3,616,297	$—	$6,047,853

Forward Foreign Currency Exchange Contracts	$—	$23,670	$—	$23,670
Futures Contracts	4,858	—	—	4,858

Total	$2,436,414	$3,639,967	$—	$6,076,381

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(14,302)	$—	$(14,302)

Total	$—	$(14,302)	$—	$(14,302)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, investments having a value of $213,826 were transferred from Level 1 to Level 2 during the year then ended. The change in the level designation within the fair value hierarchy was due to an increase or decrease in the coverage of foreign equity securities provided by the Fund’s fair valuation pricing service.

23

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Hexavest Emerging Markets Equity Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Hexavest Emerging Markets Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of July 31, 2014, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from the start of business, August 29, 2012, to July 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Hexavest Emerging Markets Equity Fund as of July 31, 2014, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from the start of business, August 29, 2012, to July 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 16, 2014

24

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended July 31, 2014, the Fund designates approximately $117,983, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit.  For the fiscal year ended July 31, 2014, the Fund paid foreign taxes of $21,158 and recognized foreign source income of $159,855.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2014, $203,047 or, if subsequently determined to be different, the net capital gain of such year.

25

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	569,803	0
Cynthia E. Frost	569,803	0
George J. Gorman	569,803	0
Valerie A. Mosley	569,803	0
Harriett Tee Taggart	569,803	0

(1)	Excludes fractional shares.

26

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

27

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Hexavest Emerging Markets Equity Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Hexavest Inc. (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience employing a top-down investment approach that incorporates proprietary fundamental research and quantitative models. In particular, the Board considered the abilities and experience of such personnel in investing in equity securities of companies located in emerging market countries. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

28

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2013 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

29

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (since 2010).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

30

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(5)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

31

Eaton Vance

Hexavest Emerging Markets Equity Fund

July 31, 2014

Management and Organization — continued

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

32

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

33

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec

Canada   H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6606 7.31.14

Eaton Vance Hexavest Global Equity Fund Annual Report July 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2014

Eaton Vance

Hexavest Global Equity Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	28

Federal Tax Information	29

Special Meeting of Shareholders	30

Board of Trustees’ Contract Approval	31

Management and Organization	34

Important Notices	37

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Most stock markets worldwide delivered solid gains for the 12-month period ended July 31, 2014. Following a choppy start to the period, world markets turned upward after a budget agreement in October 2013 ended the 16-day U.S. government shutdown. In December, when the U.S. Federal Reserve (the Fed) made its long-anticipated move to begin “tapering” economic stimulus, most stock indexes worldwide put aside earlier fears of tapering and resumed their advance.

Geopolitical tensions weighed on world markets in early 2014, but stocks subsequently rebounded amid signs of a gradually strengthening economy. Equities generally climbed at a moderate pace through the spring of 2014, until the outbreak of hostilities in Iraq in June sent stocks sharply lower. But equities soon bounced back once the Fed reiterated its pledge to maintain low interest rates. However, many world equity indexes fell on the period’s final trading day amid mounting geopolitical and economic concerns.

Overall, the U.S. economy continued to show modest improvement during the 12-month period. In Europe, the world’s largest developed market outside the U.S., the region’s still-sluggish economic recovery faced higher crude oil prices in the second half of the period amid the conflict in the Middle East. In China, the world’s largest emerging market, more favorable economic reports late in the period raised optimism about renewed growth. In Asian markets generally, stocks rose sharply in the final few months of the period, overcoming earlier losses.

In terms of specific index returns, the MSCI World Index2, a proxy for global equities, rose 15.96% for the 12-month period. The MSCI EAFE Index of developed-market international equities added 15.07%, while the MSCI Emerging Markets Index returned 15.32%. In the U.S., the Dow Jones Industrial Average advanced 9.39%, while the broader U.S. market, as represented by the S&P 500 Index, gained 16.94%.

Fund Performance

For the 12-month period ended July 31, 2014, Hexavest Global Equity Fund (the Fund) had a total return of 11.12% for Class A shares at net asset value (NAV). By comparison, the Fund’s benchmark, the MSCI World Index (the Index), returned 15.96% for the same period.

The Fund’s underperformance relative to the Index was due largely to its position in cash, which detracted amid generally rising equity prices during the period. Overall, regional and country allocation, along with sector allocation, also detracted from the Fund’s relative performance. By contrast, allocation to currencies aided the Fund’s relative performance.

The Fund’s top-down investment approach stresses fundamental research focusing on the macroeconomic environment, the valuation of financial markets and the sentiment of investors. In its analysis of regions, countries, sectors, industries, currencies and stocks, management adopted a defensive posture that generally contributed to the Fund’s underperformance versus the Index for the 12-month period. In management’s view, relatively high equity valuations and potentially excessive investor optimism raised the risk of a broad market correction. However, spurred by a gradually strengthening U.S. economy, global stocks recorded solid gains for the period.

In addition to the Fund’s cash position, which reflected management’s defensive posture, the Fund’s underweight position in Italian stocks also detracted from Fund performance relative to the Index. Management was skeptical about the strength of the country’s economic recovery, but Italian stocks nonetheless rallied during the 12-month period. In terms of sector allocation, the Fund’s overweight positions in North American gold producers and in the lagging U.S. utilities sector also hurt Fund performance versus the Index.

On the positive side, the Fund’s active currency management decision to underweight the Canadian dollar in favor of the U.S. dollar contributed to the Fund’s performance relative to the Index, as the loonie lost ground to the greenback during the 12-month period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Performance2,3

Portfolio Manager Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Pierre Couture, Marc Christopher Lavoie, CFA, Denis Rivest, CFA and Frédéric Imbeault, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	11.12%	—	13.83%
Class A with 5.75% Maximum Sales Charge	—	—	4.69	—	10.37
Class I at NAV	08/29/2012	08/29/2012	11.40	—	14.13
MSCI World Index	—	—	15.96%	12.76%	18.68%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				1.68%	1.43%
Net				1.47	1.22

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	08/29/2012	$322,257	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Fund Profile

Equity Sector Allocation (% of net assets)5,6

Top 10 Holdings (% of net assets)6,7

Exxon Mobil Corp.	2.2%
TOPIX Index Futures Contracts	2.1
Apple, Inc.	1.9
Microsoft Corp.	1.9
Chevron Corp.	1.6
Johnson & Johnson	1.5
Procter & Gamble Co. (The)	1.5
Wal-Mart Stores, Inc.	1.4
Coca-Cola Co. (The)	1.4
Eli Lilly & Co.	1.4
Total	16.9%

Geographic Allocation (% of net assets)5,6,7

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/14. Without the reimbursement, if applicable, performance would have been lower.
[5]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Includes the value of the notional amount of each futures contract.

[7]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 – July 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period* (2/1/14 – 7/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,070.40	$7.34	1.43%
Class I	$1,000.00	$1,072.10	$6.06	1.18%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.70	$7.15	1.43%
Class I	$1,000.00	$1,018.90	$5.91	1.18%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2014.

6

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Portfolio of Investments

Common Stocks — 88.4%

Security	Shares	Value

Aerospace & Defense — 0.7%
Lockheed Martin Corp.	996	$166,302
Northrop Grumman Corp.	1,202	148,171
Rolls-Royce Holdings PLC(1)	2,659	46,416

		$360,889

Air Freight & Logistics — 0.1%
Deutsche Post AG	1,406	$44,985

		$44,985

Auto Components — 0.9%
Aisin Seiki Co., Ltd.	1,700	$66,025
Cooper Tire & Rubber Co.	9,577	276,680
Denso Corp.	1,300	59,963
Toyota Industries Corp.	1,500	73,077

		$475,745

Automobiles — 3.0%
Bayerische Motoren Werke AG	854	$101,728
Daimler AG	1,174	96,877
Ford Motor Co.	22,964	390,847
Fuji Heavy Industries, Ltd.	2,000	57,035
General Motors Co.	10,270	347,331
Honda Motor Co., Ltd.	2,700	93,990
Mazda Motor Corp.	3,800	91,304
Nissan Motor Co., Ltd.	8,500	83,389
Toyota Motor Corp.	4,700	277,488
Volkswagen AG, PFC Shares	398	92,431

		$1,632,420

Banks — 7.9%
Australia and New Zealand Banking Group, Ltd.	5,398	$168,534
Banco Bilbao Vizcaya Argentaria SA	3,746	46,048
Banco Santander SA	15,415	154,879
Bank of America Corp.	8,228	125,477
Bank of Yokohama, Ltd. (The)	5,000	28,451
Barclays PLC	48,509	183,882
BNP Paribas SA	605	40,144
Citigroup, Inc.	7,746	378,857
Commerzbank AG(1)	2,747	39,469
Commonwealth Bank of Australia	2,446	188,659
HSBC Holdings PLC	26,740	286,677
JPMorgan Chase & Co.	8,666	499,768
Lloyds Banking Group PLC(1)	50,055	62,402

Security	Shares	Value

Banks (continued)
Mitsubishi UFJ Financial Group, Inc.	24,100	$142,125
Mizuho Financial Group, Inc.	35,800	69,505
National Australia Bank, Ltd.	3,743	121,534
Nordea Bank AB	8,004	107,340
Oversea-Chinese Banking Corp., Ltd.	4,000	31,924
PNC Financial Services Group, Inc. (The)	1,795	148,195
Resona Holdings, Inc.	12,600	70,214
Skandinaviska Enskilda Banken AB, Class A	2,790	37,350
Standard Chartered PLC	4,550	94,357
Sumitomo Mitsui Financial Group, Inc.	2,900	118,217
Sumitomo Mitsui Trust Holding, Inc.	5,000	21,758
Svenska Handelsbanken AB, Class A	1,687	81,247
Swedbank AB, Class A	3,086	79,056
U.S. Bancorp	7,943	333,844
United Overseas Bank, Ltd.	4,000	77,195
Wells Fargo & Co.	8,299	422,419
Westpac Banking Corp.	3,987	126,787

		$4,286,314

Beverages — 3.4%
Anheuser-Busch InBev NV	1,139	$122,936
Asahi Group Holdings, Ltd.	2,100	63,333
Coca-Cola Co. (The)	19,328	759,397
Diageo PLC	5,173	155,357
Heineken NV	1,043	73,266
Kirin Holdings Co., Ltd.	4,000	56,069
PepsiCo, Inc.	5,533	487,457
SABMiller PLC	2,199	119,739

		$1,837,554

Biotechnology — 0.2%
CSL, Ltd.	1,429	$89,032

		$89,032

Capital Markets — 1.4%
Credit Suisse Group AG	3,156	$85,615
Deutsche Bank AG	3,018	103,211
Goldman Sachs Group, Inc. (The)	512	88,510
Julius Baer Group, Ltd.	1,076	45,646
Northern Trust Corp.	3,222	215,520
Partners Group Holding AG	200	50,135
UBS AG	8,810	151,369

		$740,006

7	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Chemicals — 1.3%
Akzo Nobel NV	662	$47,680
BASF SE	1,861	192,602
LyondellBasell Industries NV, Class A	3,224	342,550
Shin-Etsu Chemical Co., Ltd.	1,000	63,428
Syngenta AG	113	40,031

		$686,291

Commercial Services & Supplies — 0.4%
ADT Corp. (The)	5,937	$206,608

		$206,608

Communications Equipment — 1.5%
Cisco Systems, Inc.	18,869	$476,065
QUALCOMM, Inc.	3,689	271,879
Telefonaktiebolaget LM Ericsson, Class B	6,033	75,122

		$823,066

Construction & Engineering — 1.4%
Balfour Beatty PLC	2,870	$11,518
Fluor Corp.	3,403	247,977
Jacobs Engineering Group, Inc.(1)	3,865	196,381
KBR, Inc.	9,773	201,910
Quanta Services, Inc.(1)	3,544	118,688
Skanska AB, Class B	236	4,904

		$781,378

Consumer Finance — 0.4%
Capital One Financial Corp.	1,358	$108,015
Discover Financial Services	1,825	111,435

		$219,450

Diversified Financial Services — 0.6%
ING Groep NV(1)	7,633	$99,134
London Stock Exchange Group PLC	3,445	112,372
NASDAQ OMX Group, Inc. (The)	2,803	118,259

		$329,765

Diversified Telecommunication Services — 5.9%
AT&T, Inc.	17,771	$632,470
BCE, Inc.	5,672	256,875
Belgacom SA	2,908	95,030
BT Group PLC	17,167	112,391
CenturyLink, Inc.	7,112	279,075
Deutsche Telekom AG	9,393	152,426

Security	Shares	Value

Diversified Telecommunication Services (continued)
Nippon Telegraph & Telephone Corp.	2,700	$179,292
Orange SA	3,107	48,653
Singapore Telecommunications, Ltd.	31,000	100,334
Swisscom AG	166	92,163
Telefonica SA	11,101	180,974
Telenor ASA	4,055	93,318
TeliaSonera AB	15,513	116,188
Telstra Corp., Ltd.	18,289	92,745
TELUS Corp.	3,027	105,661
Verizon Communications, Inc.	13,157	663,376

		$3,200,971

Electric Utilities — 3.3%
American Electric Power Co., Inc.	889	$46,219
Chubu Electric Power Co., Inc.(1)	4,900	56,961
CLP Holdings, Ltd.	9,000	74,868
Duke Energy Corp.	3,126	225,478
Edison International	4,021	220,351
Enel SpA	6,220	35,410
Entergy Corp.	1,822	132,696
Exelon Corp.	6,622	205,812
FirstEnergy Corp.	3,989	124,497
Iberdrola SA	17,926	133,364
Kansai Electric Power Co., Inc. (The)(1)	4,400	40,190
NextEra Energy, Inc.	973	91,355
PPL Corp.	2,613	86,203
Southern Co. (The)	3,044	131,775
SSE PLC	3,611	88,682
Xcel Energy, Inc.	3,360	103,488

		$1,797,349

Electrical Equipment — 0.2%
ABB, Ltd.	2,829	$65,061
Mitsubishi Electric Corp.	5,000	66,008
Osram Licht AG(1)	192	7,755

		$138,824

Electronic Equipment, Instruments & Components — 0.4%
Hitachi, Ltd.	15,310	$118,665
Keyence Corp.	100	43,564
Murata Manufacturing Co., Ltd.	800	76,260

		$238,489

Energy Equipment & Services — 1.1%
Diamond Offshore Drilling, Inc.	3,363	$157,355

8	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Energy Equipment & Services (continued)
Ensco PLC, Class A	3,054	$154,685
Noble Corp. PLC	4,945	155,124
Transocean, Ltd.	3,952	159,424

		$626,588

Food & Staples Retailing — 3.7%
Costco Wholesale Corp.	880	$103,435
CVS Caremark Corp.	1,647	125,765
FamilyMart Co., Ltd.	700	31,438
J Sainsbury PLC	5,751	30,313
Koninklijke Ahold NV	3,765	65,648
Kroger Co. (The)	2,581	126,417
Lawson, Inc.	700	52,420
Seven & i Holdings Co., Ltd.	3,300	137,331
Sysco Corp.	5,022	179,235
Tesco PLC	23,018	99,869
Wal-Mart Stores, Inc.	10,584	778,771
Wesfarmers, Ltd.	2,653	107,431
WM Morrison Supermarkets PLC	20,969	59,516
Woolworths, Ltd.	2,812	95,845

		$1,993,434

Food Products — 2.5%
Ajinomoto Co., Inc.	3,000	$46,116
Archer-Daniels-Midland Co.	7,024	325,914
ConAgra Foods, Inc.	3,203	96,506
Nestle SA	6,428	475,929
Toyo Suisan Kaisha, Ltd.	2,000	60,664
Unilever NV	5,722	235,495
Unilever PLC	3,232	139,644

		$1,380,268

Gas Utilities — 0.3%
Hong Kong & China Gas Co., Ltd.	19,800	$43,285
Osaka Gas Co., Ltd.	16,000	66,549
Tokyo Gas Co., Ltd.	11,000	62,840

		$172,674

Health Care Equipment & Supplies — 0.3%
Coloplast A/S, Class B	796	$67,304
Essilor International SA	323	31,553
Smith and Nephew PLC	5,232	90,041

		$188,898

Security	Shares	Value

Health Care Providers & Services — 0.6%
Cardinal Health, Inc.	4,241	$303,868

		$303,868

Hotels, Restaurants & Leisure — 0.9%
Compass Group PLC	2,025	$33,003
InterContinental Hotels Group PLC	1,351	54,827
McDonald’s Corp.	3,594	339,849
SJM Holdings, Ltd.	20,937	55,936

		$483,615

Household Products — 2.0%
Procter & Gamble Co. (The)	10,362	$801,190
Reckitt Benckiser Group PLC	1,991	175,760
Svenska Cellulosa AB SCA, Class B	2,865	70,553
Unicharm Corp.	1,000	61,233

		$1,108,736

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	3,324	$48,563
Calpine Corp.(1)	3,320	73,173

		$121,736

Industrial Conglomerates — 0.6%
Koninklijke Philips NV	2,717	$83,739
Siemens AG	1,544	190,678
Toshiba Corp.	15,000	66,715

		$341,132

Insurance — 2.7%
Aflac, Inc.	1,464	$87,459
AIA Group, Ltd.	17,702	94,950
Allianz SE	1,192	198,451
Assurant, Inc.	1,396	88,451
Insurance Australia Group, Ltd.	8,862	51,576
Mapfre SA	15,383	59,169
MetLife, Inc.	2,894	152,224
Muenchener Rueckversicherungs-Gesellschaft AG	436	92,507
Standard Life PLC	14,612	92,074
Tokio Marine Holdings, Inc.	3,000	94,340
Travelers Companies, Inc. (The)	3,083	276,114
Zurich Insurance Group AG	665	193,189

		$1,480,504

9	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Internet Software & Services — 0.1%
Yahoo! Japan Corp.	10,367	$46,908

		$46,908

IT Services — 0.7%
Accenture PLC, Class A	1,684	$133,508
International Business Machines Corp.	1,324	253,771

		$387,279

Machinery — 0.9%
Deere & Co.	2,766	$235,414
FANUC Corp.	400	69,132
Komatsu, Ltd.	1,500	33,266
Mitsubishi Heavy Industries, Ltd.	10,000	65,186
Sandvik AB	2,784	35,020
Volvo AB	3,394	41,437

		$479,455

Marine — 0.1%
A.P. Moller-Maersk A/S, Class B	15	$34,970

		$34,970

Media — 0.5%
British Sky Broadcasting Group PLC	3,619	$53,568
Comcast Corp., Class A	2,610	140,235
Pearson PLC	2,373	45,644
Reed Elsevier PLC	2,531	40,688

		$280,135

Metals & Mining — 1.6%
Anglo American PLC	1,767	$47,455
Barrick Gold Corp.	3,271	59,099
BHP Billiton PLC	3,267	111,444
BHP Billiton, Ltd.	5,485	194,753
Centerra Gold, Inc.	711	3,697
Eldorado Gold Corp.	1,948	14,453
Glencore PLC	22,314	134,835
Goldcorp, Inc.	1,969	53,922
Newmont Mining Corp.	1,229	30,614
Nippon Steel & Sumitomo Metal Corp.	10,000	30,197
Pan American Silver Corp.	2,833	41,624
Rio Tinto PLC	2,039	116,537
Rio Tinto, Ltd.	682	41,427
Yamana Gold, Inc.	887	7,566

		$887,623

Security	Shares	Value

Multi-Utilities — 2.2%
AGL Energy, Ltd.	4,293	$58,518
Ameren Corp.	3,556	136,728
Centrica PLC	18,109	94,356
Consolidated Edison, Inc.	3,287	184,368
DTE Energy Co.	737	54,405
E.ON SE	5,523	104,265
GDF Suez	2,909	75,007
National Grid PLC	7,587	108,063
PG&E Corp.	5,008	223,707
Public Service Enterprise Group, Inc.	2,468	86,800
RWE AG	1,878	75,399

		$1,201,616

Multiline Retail — 0.4%
Family Dollar Stores, Inc.	1,845	$137,914
Kohl’s Corp.	1,717	91,928

		$229,842

Oil, Gas & Consumable Fuels — 7.8%
BG Group PLC	9,808	$193,406
BP PLC	25,038	203,903
Caltex Australia, Ltd.	2,913	66,270
Chevron Corp.	6,915	893,695
ENI SpA	2,725	69,340
Exxon Mobil Corp.	12,393	1,226,163
INPEX Corp.	6,100	90,406
Marathon Petroleum Corp.	5,032	420,071
Occidental Petroleum Corp.	1,468	143,438
Repsol SA	2,245	55,985
Royal Dutch Shell PLC, Class A	4,813	197,903
Royal Dutch Shell PLC, Class B	4,361	187,792
Statoil ASA	6,531	186,621
Total SA	1,677	108,158
TransCanada Corp.	2,627	131,790
Tullow Oil PLC	4,355	53,395

		$4,228,336

Paper & Forest Products — 0.2%
Domtar Corp.	2,808	$100,863

		$100,863

Personal Products — 0.1%
Kao Corp.	2,000	$82,248

		$82,248

10	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Pharmaceuticals — 12.5%
AbbVie, Inc.	3,714	$194,391
Astellas Pharma, Inc.	10,100	136,962
AstraZeneca PLC	3,147	229,783
Bayer AG	2,770	365,381
Chugai Pharmaceutical Co., Ltd.	1,400	46,596
Daiichi Sankyo Co., Ltd.	5,000	90,918
Eli Lilly & Co.	12,416	758,121
GlaxoSmithKline PLC	14,526	350,058
Johnson & Johnson	8,208	821,539
Merck & Co., Inc.	13,155	746,415
Merck KGaA	1,245	110,095
Novartis AG	6,149	534,954
Novo Nordisk A/S, Class B	5,931	273,017
Pfizer, Inc.	25,711	737,906
Roche Holding AG PC	1,912	554,873
Sanofi	2,715	285,050
Santen Pharmaceutical Co., Ltd.	1,100	64,846
Shionogi & Co., Ltd.	1,700	36,701
Shire PLC	1,579	129,965
Takeda Pharmaceutical Co., Ltd.	2,600	118,592
Teva Pharmaceutical Industries, Ltd.	4,410	236,137

		$6,822,300

Real Estate Investment Trusts (REITs) — 0.6%
Goodman Group	7,659	$37,548
Mirvac Group	25,051	41,906
Scentre Group(1)	13,961	44,111
Stockland	27,120	101,585
Westfield Corp.	11,631	80,849

		$305,999

Road & Rail — 0.5%
Aurizon Holdings, Ltd.	20,489	$94,602
Central Japan Railway Co.	400	56,809
East Japan Railway Co.	1,000	80,107
West Japan Railway Co.	1,000	45,356

		$276,874

Semiconductors & Semiconductor Equipment — 1.4%
Broadcom Corp., Class A	3,461	$132,418
Intel Corp.	17,890	606,292

		$738,710

Security	Shares	Value

Software — 3.7%
Microsoft Corp.	23,522	$1,015,210
Oracle Corp.	16,205	654,520
SAP SE	1,970	154,826
Symantec Corp.	8,549	202,269

		$2,026,825

Specialty Retail — 0.4%
Dick’s Sporting Goods, Inc.	1,704	$72,471
Hennes & Mauritz AB, Class B	2,631	107,559
Industria de Diseno Textil SA	1,585	46,303

		$226,333

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	10,832	$1,035,214
Canon, Inc.	3,500	114,503
Hewlett-Packard Co.	6,198	220,711

		$1,370,428

Textiles, Apparel & Luxury Goods — 1.2%
Adidas AG	535	$42,364
Burberry Group PLC	2,284	54,310
Coach, Inc.	1,774	61,309
Compagnie Financiere Richemont SA, Class A	1,273	120,798
Lululemon Athletica, Inc.(1)	4,436	170,653
Luxottica Group SpA	1,435	79,168
LVMH Moet Hennessy Louis Vuitton SA	553	95,128
Swatch Group, Ltd. (The), Bearer Shares	92	49,062

		$672,792

Tobacco — 1.2%
British American Tobacco PLC	4,626	$271,002
Imperial Tobacco Group PLC	4,938	213,785
Japan Tobacco, Inc.	4,100	144,187
Swedish Match AB	974	31,883

		$660,857

Trading Companies & Distributors — 0.6%
ITOCHU Corp.	4,900	$62,390
Marubeni Corp.	7,000	49,196
Mitsubishi Corp.	4,000	84,287
Mitsui & Co., Ltd.	3,600	57,735
Sumitomo Corp.	4,900	64,573

		$318,181

11	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Wireless Telecommunication Services — 1.3%
KDDI Corp.	2,100	$120,714
NTT DoCoMo, Inc.	6,700	117,492
Rogers Communications Inc., Class B	3,073	120,006
T-Mobile US, Inc.(1)	2,923	96,284
Vodafone Group PLC	71,430	237,868

		$692,364

Total Common Stocks (identified cost $41,740,560)		$48,161,527

Exchange-Traded Funds — 0.3%

Security	Shares	Value

Equity Funds — 0.3%
Financial Select Sector SPDR Fund (The)	8,370	$187,572

Total Exchange-Traded Funds (identified cost $151,448)		$187,572

Rights — 0.0%(2)

Security	Shares	Value

Banks — 0.0%(2)
Banco Santander SA, Exp. 8/4/14(1)	17,544	$3,688

Total Rights (identified cost $3,632)		$3,688

Short-Term Investments — 2.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)	$1,129	$1,128,624

Total Short-Term Investments (identified cost $1,128,624)		$1,128,624

Total Investments — 90.8% (identified cost $43,024,264)		$49,481,411

Other Assets, Less Liabilities — 9.2%		$5,018,575

Net Assets — 100.0%		$54,499,986

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	–	Participation Certificate
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	47.8%	$26,031,845
United Kingdom	10.0	5,434,409
Japan	8.4	4,605,264
Switzerland	4.5	2,458,825
Germany	4.0	2,165,450
Australia	3.3	1,803,712
Netherlands	1.7	947,512
Canada	1.5	794,693
Sweden	1.4	787,659
France	1.3	683,693
Spain	1.2	676,722
Other (less than 1.0% each)	3.3	1,771,743

Common Stocks	88.4%	$48,161,527
Exchange-Traded Funds	0.3	187,572
Rights	0.0 (1)	3,688
Short-Term Investments	2.1	1,128,624

Total Investments	90.8%	$49,481,411

(1)	Amount is less than 0.05%.

12	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Statement of Assets and Liabilities

Assets	July 31, 2014
Unaffiliated investments, at value (identified cost, $41,895,640)	$48,352,787
Affiliated investment, at value (identified cost, $1,128,624)	1,128,624
Cash	1,613,708
Restricted cash*	24,933
Foreign currency, at value (identified cost, $2,355,675)	2,332,874
Dividends receivable	72,522
Interest receivable from affiliated investment	97
Receivable for investments sold	1,101,685
Receivable for Fund shares sold	12,690
Receivable for open forward foreign currency exchange contracts	130,223
Tax reclaims receivable	40,058
Total assets	$54,810,201

Liabilities
Payable for Fund shares redeemed	$55,463
Payable for variation margin on open financial futures contracts	10,290
Payable for open forward foreign currency exchange contracts	134,452
Payable to affiliates:
Investment adviser and administration fee	37,973
Distribution and service fees	2,737
Other	7,598
Accrued expenses	61,702
Total liabilities	$310,215
Net Assets	$54,499,986

Sources of Net Assets
Paid-in capital	$46,143,628
Accumulated net realized gain	1,452,678
Accumulated undistributed net investment income	484,362
Net unrealized appreciation	6,419,318
Total	$54,499,986

Class A Shares
Net Assets	$12,424,925
Shares Outstanding	1,021,672
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.16
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.90

Class I Shares
Net Assets	$42,075,061
Shares Outstanding	3,450,145
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.20

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

13	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Statement of Operations

Investment Income	Year Ended July 31, 2014
Dividends (net of foreign taxes, $82,823)	$2,145,625
Interest	1,632
Interest allocated from affiliated investment	4,896
Expenses allocated from affiliated investment	(615)
Total investment income	$2,151,538

Expenses
Investment adviser and administration fee	$562,288
Distribution and service fees
Class A	36,355
Trustees’ fees and expenses	3,539
Custodian fee	93,524
Transfer and dividend disbursing agent fees	27,638
Legal and accounting services	48,977
Printing and postage	16,367
Registration fees	37,737
Miscellaneous	16,476
Total expenses	$842,901

Net investment income	$1,308,637

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,096,467
Investment transactions allocated from affiliated investment	71
Financial futures contracts	118,802
Foreign currency and forward foreign currency exchange contract transactions	(74,864)
Net realized gain	$3,140,476
Change in unrealized appreciation (depreciation) —
Investments	$3,259,519
Financial futures contracts	(66,954)
Foreign currency and forward foreign currency exchange contracts	(12,369)
Net change in unrealized appreciation (depreciation)	$3,180,196

Net realized and unrealized gain	$6,320,672

Net increase in net assets from operations	$7,629,309

14	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended July 31, 2014	Period Ended July 31, 2013(1)
From operations —
Net investment income	$1,308,637	$670,140
Net realized gain from investment transactions, financial futures contracts, foreign currency and forward foreign currency exchange contract transactions and disposal of investments in violation of restrictions	3,140,476	2,010,334
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	3,180,196	3,239,122
Net increase in net assets from operations	$7,629,309	$5,919,596
Distributions to shareholders —
From net investment income
Class A	$(184,368)	$(44,625)
Class I	(951,583)	(189,215)
From net realized gain
Class A	(442,074)	(30,309)
Class I	(1,965,882)	(128,514)
Total distributions to shareholders	$(3,543,907)	$(392,663)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,042,036	$18,100,925
Class I	25,181,232	52,146,792
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	513,286	74,808
Class I	610,268	5,103
Cost of shares redeemed
Class A	(11,527,882)	(3,321,176)
Class I	(38,003,851)	(5,933,890)
Net increase (decrease) in net assets from Fund share transactions	$(16,184,911)	$61,072,562

Net increase (decrease) in net assets	$(12,099,509)	$66,599,495

Net Assets
At beginning of period	$66,599,495	$—
At end of period	$54,499,986	$66,599,495

Accumulated undistributed net investment income included in net assets
At end of period	$484,362	$875,812

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

15	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Financial Highlights

	Class A
	Year Ended July 31, 2014	Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$11.400	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.199	$0.129
Net realized and unrealized gain	1.050	1.396	(3)

Total income from operations	$1.249	$1.525

Less Distributions
From net investment income	$(0.144)	$(0.075)
From net realized gain	(0.345)	(0.050)

Total distributions	$(0.489)	$(0.125)

Net asset value — End of period	$12.160	$11.400

Total Return(4)	11.12%	15.41	%(3)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,425	$15,456
Ratios (as a percentage of average daily net assets):
Expenses	1.40%	1.40	%(6)(7)
Net investment income	1.68%	1.26	%(6)
Portfolio Turnover	84%	105	%(5)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

During the period ended July 31, 2013, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Annualized.

(7)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.21% of average daily net assets for the period from the start of business, August 29, 2012, to July 31, 2013). Absent this reimbursement, total return would be lower.

16	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Financial Highlights — continued

	Class I
	Year Ended July 31, 2014	Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$11.430	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.227	$0.172
Net realized and unrealized gain	1.055	1.383	(3)

Total income from operations	$1.282	$1.555

Less Distributions
From net investment income	$(0.167)	$(0.075)
From net realized gain	(0.345)	(0.050)

Total distributions	$(0.512)	$(0.125)

Net asset value — End of period	$12.200	$11.430

Total Return(4)	11.40%	15.71	%(3)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,075	$51,144
Ratios (as a percentage of average daily net assets):
Expenses	1.15%	1.15	%(6)(7)
Net investment income	1.91%	1.72	%(6)
Portfolio Turnover	84%	105	%(5)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

During the period ended July 31, 2013, the Fund realized a gain on the disposal of investments which did not meet the Fund’s investment guidelines. The gain was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Annualized.

(7)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.21% of average daily net assets for the period from the start of business, August 29, 2012, to July 31, 2013). Absent this reimbursement, total return would be lower.

17	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Hexavest Global Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

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Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Notes to Financial Statements — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Distributions to Shareholders

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

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Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Notes to Financial Statements — continued

The tax character of distributions declared for the year ended July 31, 2014 and the period ended July 31, 2013 was as follows:

	Year Ended July 31, 2014	Period Ended July 31, 2013(1)

Distributions declared from:
Ordinary income	$3,305,765	$392,663
Long-term capital gains	$238,142	$—

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

During the year ended July 31, 2014, accumulated net realized gain was decreased by $705,222, accumulated undistributed net investment income was decreased by $564,136 and paid-in capital was increased by $1,269,358 due to differences between book and tax accounting, primarily for foreign currency gain (loss), the Fund’s use of equalization accounting, investments in partnerships, investments in passive foreign investment companies (PFICs) and dividend redesignations. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of July 31, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$594,494
Undistributed long-term capital gains	$1,681,103
Net unrealized appreciation	$6,080,761

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, foreign currency transactions, investments in partnerships and investments in PFICs.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended July 31, 2014, the investment adviser and administration fee amounted to $562,288 or 0.80% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2014. Pursuant to this agreement, EVM and Hexavest were allocated no Fund operating expenses for the year ended July 31, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2014, EVM earned $805 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $713 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2014. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and

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Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Notes to Financial Statements — continued

facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2014 amounted to $36,355 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2014, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $51,950,766 and $72,521,181, respectively, for the year ended July 31, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Year Ended July 31, 2014	Period Ended July 31, 2013(1)

Sales	594,019	1,645,905
Issued to shareholders electing to receive payments of distributions in Fund shares	43,833	7,407
Redemptions	(971,889)	(297,603)

Net increase (decrease)	(334,037)	1,355,709

Class I	Year Ended July 31, 2014	Period Ended July 31, 2013(1)

Sales	2,125,246	5,020,266
Issued to shareholders electing to receive payments of distributions in Fund shares	52,071	505
Redemptions	(3,202,856)	(545,087)

Net increase (decrease)	(1,025,539)	4,475,684

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

At July 31, 2014, accounts and a mutual fund advised by EVM, an Eaton Vance collective investment trust, and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 85.5% of the value of the outstanding shares of the Fund.

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Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Notes to Financial Statements — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$43,296,093

Gross unrealized appreciation	$6,878,606
Gross unrealized depreciation	(693,288)

Net unrealized appreciation	$6,185,318

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

9/17/14	Australian Dollar 599,000	Hong Kong Dollar 4,309,778	State Street Trust Company Canada	$ 1,137	$—	$1,137
9/17/14	Australian Dollar 606,000	United States Dollar 566,537	State Street Trust Company Canada	5,054	—	5,054
9/17/14	Australian Dollar 1,629,619	United States Dollar 1,512,457	State Street Trust Company Canada	2,550	—	2,550
9/17/14	British Pound Sterling 131,000	Hong Kong Dollar 1,737,373	State Street Trust Company Canada	3,103	—	3,103
9/17/14	British Pound Sterling 404,000	United States Dollar 676,769	State Street Trust Company Canada	—	(5,061)	(5,061)
9/17/14	British Pound Sterling 895,485	United States Dollar 1,502,382	State Street Trust Company Canada	—	(8,925)	(8,925)
9/17/14	Canadian Dollar 1,195,000	United States Dollar 1,111,928	State Street Trust Company Canada	17,157	—	17,157
9/17/14	Canadian Dollar 1,191,000	United States Dollar 1,090,320	State Street Trust Company Canada	—	(786)	(786)
9/17/14	Canadian Dollar 2,166,844	United States Dollar 1,981,404	State Street Trust Company Canada	—	(3,698)	(3,698)
9/17/14	Danish Krone 693,000	United States Dollar 126,287	State Street Trust Company Canada	1,795	—	1,795
9/17/14	Euro 3,102,606	United States Dollar 4,216,963	State Street Trust Company Canada	61,838	—	61,838
9/17/14	Euro 214,000	United States Dollar 291,699	State Street Trust Company Canada	5,102	—	5,102
9/17/14	Hong Kong Dollar 16,703,676	Canadian Dollar 2,295,000	State Street Trust Company Canada	—	(52,936)	(52,936)

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Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Notes to Financial Statements — continued

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

9/17/14	Hong Kong Dollar 12,663,723	Japanese Yen 165,468,000	State Street Trust Company Canada	$ —	$(25,108)	$(25,108)
9/17/14	Japanese Yen 175,616,630	United States Dollar 1,713,500	State Street Trust Company Canada	5,793	—	5,793
9/17/14	Japanese Yen 37,000,000	United States Dollar 361,897	State Street Trust Company Canada	2,107	—	2,107
9/17/14	Swedish Krona 456,277	United States Dollar 68,238	State Street Trust Company Canada	2,106	—	2,106
9/17/14	Swiss Franc 841,482	United States Dollar 938,243	State Street Trust Company Canada	11,989	—	11,989
9/17/14	Swiss Franc 303,000	United States Dollar 337,052	State Street Trust Company Canada	3,528	—	3,528
9/17/14	United States Dollar 1,370,700	Australian Dollar 1,450,000	State Street Trust Company Canada	—	(27,217)	(27,217)
9/17/14	United States Dollar 570,530	British Pound Sterling 340,000	State Street Trust Company Canada	3,287	—	3,287
9/17/14	United States Dollar 1,279,953	Canadian Dollar 1,400,000	State Street Trust Company Canada	2,623	—	2,623
9/17/14	United States Dollar 115,505	Euro 85,000	State Street Trust Company Canada	—	(1,670)	(1,670)
9/17/14	United States Dollar 3,900,056	Hong Kong Dollar 30,228,088	State Street Trust Company Canada	581	—	581
9/17/14	United States Dollar 118,702	Hong Kong Dollar 920,000	State Street Trust Company Canada	14	—	14
9/17/14	United States Dollar 250,788	Japanese Yen 25,604,245	State Street Trust Company Canada	—	(1,811)	(1,811)
9/17/14	United States Dollar 342,572	Japanese Yen 34,780,675	State Street Trust Company Canada	—	(4,363)	(4,363)
9/17/14	United States Dollar 209,157	Singapore Dollar 261,495	State Street Trust Company Canada	459	—	459
9/17/14	United States Dollar 281,712	Swiss Franc 253,315	State Street Trust Company Canada	—	(2,877)	(2,877)

				$130,223	$(134,452)	$(4,229)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

9/14	9 TOPIX Index	Long	$1,128,922	$1,118,632	$(10,290)

					$(10,290)

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

At July 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

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Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Notes to Financial Statements — continued

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk:  The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk:  The Fund enters into forward foreign currency exchange contracts to enhance return.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At July 31, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $134,452. At July 31, 2014, there were no assets pledged by the Fund for such liability.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by the counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$—		$(10,290	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	130,223	(2)	(134,452	)(3)

Total		$130,223		$(144,742)

Derivatives not subject to master netting or similar agreements		$—		$(10,290)

Total Derivatives subject to master netting or similar agreements		$130,223		$(134,452)

(1)

Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

During the current reporting period, the Fund adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table

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Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Notes to Financial Statements — continued

above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of July 31, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Trust Company Canada	$130,223	$(130,223)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Trust Company Canada	$(134,452)	$130,223	$—	$—	$(4,229)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended July 31, 2014 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$118,802	$(66,954)
Foreign Exchange	Forward foreign currency exchange contracts	89,688	(3,343)

Total		$208,490	$(70,297)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative instruments outstanding during the year ended July 31, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts

$2,690,000	$3,000	$33,575,000

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2014.

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Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Notes to Financial Statements — continued

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Notes to Financial Statements — continued

At July 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$2,029,217	$1,971,665	$—	$4,000,882
Consumer Staples	3,784,087	3,279,010	—	7,063,097
Energy	3,441,745	1,413,179	—	4,854,924
Financials	3,279,507	4,082,531	—	7,362,038
Health Care	3,562,240	3,841,858	—	7,404,098
Industrials	1,521,451	1,461,845	—	2,983,296
Information Technology	5,001,857	629,848	—	5,631,705
Materials	654,388	1,020,389	—	1,674,777
Telecommunication Services	2,153,747	1,739,588	—	3,893,335
Utilities	2,175,618	1,117,757	—	3,293,375

Total Common Stocks	$27,603,857	$20,557,670 *	$—	$48,161,527

Exchange-Traded Funds	$187,572	$—	$—	$187,572
Rights	3,688	—	—	3,688
Short-Term Investments	—	1,128,624	—	1,128,624

Total Investments	$27,795,117	$21,686,294	$—	$49,481,411

Forward Foreign Currency Exchange Contracts	$—	$130,223	$—	$130,223

Total	$27,795,117	$21,816,517	$—	$49,611,634

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(134,452)	$—	$(134,452)
Futures Contracts	—	(10,290)	—	(10,290)

Total	$—	$(144,742)	$—	$(144,742)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

27

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Hexavest Global Equity Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Hexavest Global Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of July 31, 2014, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from the start of business, August 29, 2012, to July 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Hexavest Global Equity Fund as of July 31, 2014, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from the start of business, August 29, 2012, to July 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 16, 2014

28

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended July 31, 2014, the Fund designates approximately $1,845,223, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2014 ordinary income dividends, 22.33% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2014, $2,242,061 or, if subsequently determined to be different, the net capital gain of such year.

29

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	4,361,487	4,749
Cynthia E. Frost	4,361,487	4,749
George J. Gorman	4,361,487	4,749
Valerie A. Mosley	4,361,487	4,749
Harriett Tee Taggart	4,361,487	4,749

(1)	Excludes fractional shares.

30

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

31

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Hexavest Global Equity Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Hexavest Inc. (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience employing a top-down investment approach that incorporates proprietary fundamental research and quantitative models. In particular, the Board considered the abilities and experience of such personnel in investing in equity securities of companies domiciled in developed countries, including the United States. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

32

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-year period ended September 30, 2013 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

33

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (since 2010).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

34

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(5)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

35

Eaton Vance

Hexavest Global Equity Fund

July 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(5)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec

Canada    H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6604 7.31.14

Eaton Vance Hexavest International Equity Fund Annual Report July 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2014

Eaton Vance

Hexavest International Equity Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	26

Federal Tax Information	27

Special Meeting of Shareholders	28

Board of Trustees’ Contract Approval	29

Management and Organization	32

Important Notices	35

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Most stock markets worldwide delivered solid gains for the 12-month period ended July 31, 2014. Following a choppy start to the period, world markets turned upward after a budget agreement in October 2013 ended the 16-day U.S. government shutdown. In December, when the U.S. Federal Reserve (the Fed) made its long-anticipated move to begin “tapering” economic stimulus, most stock indexes worldwide put aside earlier fears of tapering and resumed their advance.

Geopolitical tensions weighed on world markets in early 2014, but stocks subsequently rebounded amid signs of a gradually strengthening economy. Equities generally climbed at a moderate pace through the spring of 2014, until the outbreak of hostilities in Iraq in June sent stocks sharply lower. But equities soon bounced back once the Fed reiterated its pledge to maintain low interest rates. However, many world equity indexes fell on the period’s final trading day amid mounting geopolitical and economic concerns.

In Europe, the world’s largest developed market outside the U.S., the region’s still-sluggish economic recovery faced higher crude oil prices in the second half of the 12-month period amid the conflict in the Middle East. In China, the world’s largest emerging market, more favorable economic reports late in the period raised optimism about renewed growth.

In terms of specific index returns, the MSCI World Index2, a proxy for global equities, rose 15.96% for the 12-month period. The MSCI EAFE Index of developed-market international equities added 15.07%, while the MSCI Emerging Markets Index returned 15.32%. In the U.S., the Dow Jones Industrial Average advanced 9.39%, while the broader U.S. market, as represented by the S&P 500 Index, gained 16.94%.

Fund Performance

For the 12-month period ended July 31, 2014, Hexavest International Equity Fund (the Fund) had a total return of 10.34% for Class A shares at net asset value (NAV). By comparison, the Fund’s benchmark, the MSCI EAFE Index (the Index), returned 15.07% for the same period.

The Fund’s underperformance relative to the Index was due largely to its position in cash, which detracted amid generally rising equity prices during the period. Overall, regional and country allocation also detracted from the Fund’s relative performance. By contrast, sector allocation aided the Fund’s relative performance.

The Fund’s top-down investment approach stresses fundamental research focusing on the macroeconomic environment, the valuation of financial markets and the sentiment of investors. In its analysis of regions, countries, sectors, industries, currencies and stocks, management adopted a defensive posture that generally contributed to the Fund’s underperformance versus the Index for the 12-month period. In management’s view, relatively high equity valuations and potentially excessive investor optimism raised the risk of a broad market correction. However, spurred by a gradually strengthening U.S. economy, most major stock markets worldwide recorded solid gains for the period.

In addition to the Fund’s cash position, which reflected management’s defensive posture, the Fund’s underweight position in Italian stocks also detracted from Fund performance relative to the Index. The Fund’s exposure to emerging markets (which are not included in the Index) during the first five months of the 12-month period further detracted from relative performance, as emerging markets generally lagged developed markets for those first five months. Management closed the Fund’s emerging-markets position in early January 2014.

On the positive side, the Fund’s overweight position in the European pharmaceutical industry contributed to Fund performance versus the Index. The industry as a whole benefited from mergers and acquisitions activity during the period. The Fund’s overweight in the telecommunication services sector also boosted performance relative to the Index, as this traditionally defensive sector outperformed the broader Index for the 12-month period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Performance2,3

Portfolio Managers Vital Proulx, CFA, Jean-René Adam, CFA, Jean-Pierre Couture, Marc Christopher Lavoie, CFA, Denis Rivest, CFA and Frédéric Imbeault, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	10.34%	—	12.56%
Class A with 5.75% Maximum Sales Charge	—	—	3.95	—	9.15
Class I at NAV	08/29/2012	08/29/2012	10.70	—	12.89
MSCI EAFE Index	—	—	15.07%	9.39%	18.20%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				4.67%	4.42%
Net				1.49	1.24

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	08/29/2012	$315,569	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Fund Profile

Equity Sector Allocation (% of net assets)5,6

Top 10 Holdings (% of net assets)6,7

Nikkei 225 Index Futures Contracts	3.2%
iShares MSCI United Kingdom ETF	2.5
Roche Holding AG PC	2.5
iShares MSCI Japan ETF	2.4
Novartis AG	2.3
Nestle SA	2.1
Euro Stoxx 50 Index Futures Contracts	1.8
GlaxoSmithKline PLC	1.5
HSBC Holdings PLC	1.5
Sanofi	1.4
Total	21.2%

Geographic Allocation (% of net assets)5,6,7

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/14. Without the reimbursement, if applicable, performance would have been lower.
[5]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Includes the value of the notional amount of each futures contract.

[7]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 – July 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period* (2/1/14 – 7/31/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,058.10	$7.14	**	1.40%
Class I	$1,000.00	$1,060.70	$5.88	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.00	**	1.40%
Class I	$1,000.00	$1,019.10	$5.76	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2014.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Portfolio of Investments

Common Stocks — 76.9%

Security	Shares	Value

Aerospace & Defense — 0.1%
Rolls-Royce Holdings PLC(1)	738	$12,883

		$12,883

Air Freight & Logistics — 0.2%
Deutsche Post AG	449	$14,366

		$14,366

Auto Components — 0.5%
Aisin Seiki Co., Ltd.	400	$15,535
Denso Corp.	300	13,838
Toyota Industries Corp.	300	14,615

		$43,988

Automobiles — 3.3%
Bayerische Motoren Werke AG	349	$41,573
Daimler AG	203	16,751
Fuji Heavy Industries, Ltd.	1,000	28,517
Honda Motor Co., Ltd.	700	24,368
Mazda Motor Corp.	1,200	28,833
Nissan Motor Co., Ltd.	2,300	22,564
Toyota Motor Corp.	1,700	100,368
Volkswagen AG, PFC Shares	180	41,803

		$304,777

Banks — 9.0%
Australia and New Zealand Banking Group, Ltd.	1,708	$53,326
Banco Bilbao Vizcaya Argentaria SA	1,096	13,473
Banco Santander SA	5,296	53,210
Bank of Yokohama, Ltd. (The)	1,000	5,690
Barclays PLC	18,643	70,670
BNP Paribas	353	23,423
Commerzbank AG(1)	871	12,514
Commonwealth Bank of Australia	849	65,483
HSBC Holdings PLC	12,744	136,627
Lloyds Banking Group PLC(1)	18,129	22,601
Mitsubishi UFJ Financial Group, Inc.	7,800	45,999
Mizuho Financial Group, Inc.	10,700	20,774
National Australia Bank, Ltd.	1,190	38,639
Nordea Bank AB	3,108	41,681
Oversea-Chinese Banking Corp., Ltd.	1,000	7,981
Resona Holdings, Inc.	3,400	18,947
Skandinaviska Enskilda Banken AB, Class A	1,111	14,873
Standard Chartered PLC	1,327	27,519

Security	Shares	Value

Banks (continued)
Sumitomo Mitsui Financial Group, Inc.	800	$32,611
Sumitomo Mitsui Trust Holding, Inc.	2,000	8,703
Svenska Handelsbanken AB, Class A	672	32,364
Swedbank AB, Class A	1,078	27,616
United Overseas Bank, Ltd.	1,000	19,299
Westpac Banking Corp.	1,216	38,669

		$832,692

Beverages — 2.4%
Anheuser-Busch InBev NV	541	$58,392
Asahi Group Holdings, Ltd.	500	15,079
Diageo PLC	1,859	55,830
Heineken NV	440	30,908
Kirin Holdings Co., Ltd.	1,000	14,017
SABMiller PLC	829	45,141

		$219,367

Biotechnology — 0.3%
CSL, Ltd.	399	$24,859

		$24,859

Capital Markets — 1.8%
Credit Suisse Group AG(1)	1,360	$36,894
Deutsche Bank AG	1,266	43,295
Julius Baer Group, Ltd.(1)	384	16,290
Partners Group Holding AG	71	17,798
UBS AG(1)	3,202	55,015

		$169,292

Chemicals — 1.1%
Akzo Nobel NV	170	$12,244
BASF SE	616	63,752
Shin-Etsu Chemical Co., Ltd.	200	12,686
Syngenta AG	32	11,336

		$100,018

Communications Equipment — 0.3%
Telefonaktiebolaget LM Ericsson, Class B	2,186	$27,220

		$27,220

Construction & Engineering — 0.1%
Balfour Beatty PLC	1,378	$5,530

		$5,530

7	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Diversified Financial Services — 1.0%
ING Groep NV(1)	3,267	$42,431
London Stock Exchange Group PLC	1,508	49,189

		$91,620

Diversified Telecommunication Services — 5.1%
Belgacom SA	1,041	$34,019
BT Group PLC	5,918	38,744
Deutsche Telekom AG	3,839	62,298
Nippon Telegraph & Telephone Corp.	900	59,764
Orange SA	1,274	19,950
Singapore Telecommunications, Ltd.	12,000	38,839
Swisscom AG	64	35,533
Telefonica SA	4,609	75,138
Telenor ASA	1,342	30,883
TeliaSonera AB	5,830	43,665
Telstra Corp., Ltd.	6,341	32,156

		$470,989

Electric Utilities — 1.7%
Chubu Electric Power Co., Inc.(1)	1,000	$11,625
CLP Holdings, Ltd.	3,000	24,956
Enel SpA	3,288	18,718
Iberdrola SA	7,913	58,870
Kansai Electric Power Co., Inc. (The)(1)	1,100	10,048
SSE PLC	1,324	32,516

		$156,733

Electrical Equipment — 0.4%
ABB, Ltd.(1)	761	$17,501
Mitsubishi Electric Corp.	1,000	13,201
Osram Licht AG(1)	60	2,424

		$33,126

Electronic Equipment, Instruments & Components — 0.4%
Hitachi, Ltd.	3,622	$28,073
Murata Manufacturing Co., Ltd.	100	9,533

		$37,606

Food & Staples Retailing — 2.2%
FamilyMart Co., Ltd.	200	$8,982
J Sainsbury PLC	1,460	7,696
Koninklijke Ahold NV	956	16,669
Lawson, Inc.	200	14,977
Seven & i Holdings Co., Ltd.	900	37,454

Security	Shares	Value

Food & Staples Retailing (continued)
Tesco PLC	8,179	$35,486
Wesfarmers, Ltd.	801	32,436
WM Morrison Supermarkets PLC	8,003	22,715
Woolworths, Ltd.	900	30,676

		$207,091

Food Products — 3.8%
Ajinomoto Co., Inc.	1,000	$15,372
Nestle SA	2,624	194,281
Unilever NV	2,422	99,680
Unilever PLC	1,035	44,719

		$354,052

Gas Utilities — 0.6%
Hong Kong & China Gas Co., Ltd.	5,500	$12,024
Osaka Gas Co., Ltd.	5,000	20,796
Tokyo Gas Co., Ltd.	4,000	22,851

		$55,671

Health Care Equipment & Supplies — 0.6%
Coloplast A/S, Class B	265	$22,407
Essilor International SA	107	10,453
Smith and Nephew PLC	1,547	26,623

		$59,483

Hotels, Restaurants & Leisure — 0.4%
Compass Group PLC	583	$9,493
InterContinental Hotels Group PLC	373	15,130
SJM Holdings, Ltd.	4,373	11,683

		$36,306

Household Products — 1.2%
Reckitt Benckiser Group PLC	811	$71,593
Svenska Cellulosa AB (SCA), Class B	1,131	27,852
Unicharm Corp.	200	12,247

		$111,692

Industrial Conglomerates — 1.2%
Koninklijke Philips NV	907	$27,954
Siemens AG	535	66,071
Toshiba Corp.	3,000	13,343

		$107,368

8	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Insurance — 3.0%
AIA Group, Ltd.	5,125	$27,490
Allianz SE	364	60,601
Insurance Australia Group, Ltd.	3,209	18,676
Mapfre SA	3,460	13,308
Muenchener Rueckversicherungs-Gesellschaft AG	147	31,189
Standard Life PLC	4,080	25,709
Tokio Marine Holdings, Inc.	700	22,013
Zurich Insurance Group AG(1)	267	77,566

		$276,552

Internet Software & Services — 0.1%
Yahoo! Japan Corp.	2,830	$12,805

		$12,805

Machinery — 0.5%
FANUC Corp.	100	$17,283
Komatsu, Ltd.	400	8,871
Mitsubishi Heavy Industries, Ltd.	2,000	13,037
Volvo AB	990	12,087

		$51,278

Media — 0.6%
British Sky Broadcasting Group PLC	1,268	$18,769
Pearson PLC	1,389	26,717
Reed Elsevier PLC	605	9,726

		$55,212

Metals & Mining — 2.4%
Anglo American PLC	449	$12,058
BHP Billiton PLC	1,077	36,739
BHP Billiton, Ltd.	1,604	56,952
Centerra Gold, Inc.	82	426
Glencore PLC	7,564	45,707
Nippon Steel & Sumitomo Metal Corp.	3,000	9,059
Pan American Silver Corp.	594	8,727
Rio Tinto PLC	730	41,723
Rio Tinto, Ltd.	209	12,695

		$224,086

Multi-Utilities — 2.0%
AGL Energy, Ltd.	1,596	$21,755
Centrica PLC	6,957	36,249
E.ON AG	2,273	42,910
GDF Suez	471	12,145

Security	Shares	Value

Multi-Utilities (continued)
National Grid PLC	3,169	$45,137
RWE AG	629	25,253

		$183,449

Oil, Gas & Consumable Fuels — 5.7%
BG Group PLC	3,631	$71,601
BP PLC	11,255	91,658
Caltex Australia, Ltd.	811	18,450
ENI SpA	853	21,705
INPEX Corp.	1,200	17,785
Repsol SA	841	20,972
Royal Dutch Shell PLC, Class A	1,340	55,099
Royal Dutch Shell PLC, Class B	1,935	83,325
Statoil ASA	2,560	73,151
Total SA	993	64,043
Tullow Oil PLC	1,018	12,481

		$530,270

Personal Products — 0.2%
Kao Corp.	500	$20,562

		$20,562

Pharmaceuticals — 14.4%
Astellas Pharma, Inc.	3,500	$47,462
AstraZeneca PLC	1,120	81,778
Bayer AG	996	131,379
Chugai Pharmaceutical Co., Ltd.	300	9,985
Daiichi Sankyo Co., Ltd.	1,400	25,457
GlaxoSmithKline PLC	5,854	141,074
Merck KGaA	468	41,385
Novartis AG	2,425	210,972
Novo Nordisk A/S, Class B	2,408	110,846
Roche Holding AG PC	784	227,521
Sanofi	1,269	133,233
Santen Pharmaceutical Co., Ltd.	200	11,790
Shionogi & Co., Ltd.	400	8,636
Shire PLC	532	43,788
Takeda Pharmaceutical Co., Ltd.	900	41,051
Teva Pharmaceutical Industries, Ltd.	1,367	73,197

		$1,339,554

Real Estate Investment Trusts (REITs) — 1.0%
Goodman Group	2,096	$10,276
Mirvac Group	7,200	12,044

9	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Scentre Group(1)	5,090	$16,083
Stockland	6,772	25,366
Westfield Corp.	4,025	27,978

		$91,747

Road & Rail — 0.9%
Aurizon Holdings, Ltd.	5,779	$26,683
Central Japan Railway Co.	100	14,202
East Japan Railway Co.	300	24,032
West Japan Railway Co.	400	18,143

		$83,060

Software — 0.7%
SAP SE	833	$65,467

		$65,467

Specialty Retail — 0.5%
Hennes & Mauritz AB, Class B	744	$30,416
Industria de Diseno Textil SA	470	13,730

		$44,146

Technology Hardware, Storage & Peripherals — 0.3%
Canon, Inc.	1,000	$32,715

		$32,715

Textiles, Apparel & Luxury Goods — 1.5%
Adidas AG	126	$9,977
Burberry Group PLC	541	12,864
Compagnie Financiere Richemont SA, Class A	498	47,256
Luxottica Group SpA	447	24,661
LVMH Moet Hennessy Louis Vuitton SA	175	30,104
Swatch Group, Ltd. (The), Bearer Shares	30	15,999

		$140,861

Tobacco — 2.6%
British American Tobacco PLC	1,723	$100,937
Imperial Tobacco Group PLC	1,870	80,960
Japan Tobacco, Inc.	1,400	49,234
Swedish Match AB	320	10,475

		$241,606

Trading Companies & Distributors — 0.9%
ITOCHU Corp.	1,100	$14,006
Marubeni Corp.	1,000	7,028

Security	Shares	Value

Trading Companies & Distributors (continued)
Mitsubishi Corp.	1,500	$31,608
Mitsui & Co., Ltd.	1,100	17,641
Sumitomo Corp.	1,300	17,131

		$87,414

Wireless Telecommunication Services — 1.9%
KDDI Corp.	600	$34,490
NTT DoCoMo, Inc.	2,200	38,579
Vodafone Group PLC	30,089	100,199

		$173,268

Total Common Stocks (identified cost $6,389,800)		$7,130,781

Exchange-Traded Funds — 7.6%

Security	Shares	Value

Equity Funds — 7.6%
iShares MSCI Australia ETF	3,199	$85,061
iShares MSCI EMU ETF	1,055	41,989
iShares MSCI Germany ETF	963	28,072
iShares MSCI Japan ETF	18,832	225,984
iShares MSCI Switzerland Capped ETF	2,762	90,594
iShares MSCI United Kingdom ETF	11,390	232,128

Total Exchange-Traded Funds (identified cost $694,241)		$703,828

Rights — 0.0%(2)

Security	Shares	Value

Banks — 0.0%(2)
Banco Santander SA, Exp. 8/4/14(1)	5,296	$1,113

Total Rights (identified cost $1,096)		$1,113

10	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Portfolio of Investments — continued

Short-Term Investments — 9.0%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)	$830	$830,314

Total Short-Term Investments (identified cost $830,314)		$830,314

Total Investments — 93.5% (identified cost $7,915,451)		$8,666,036

Other Assets, Less Liabilities — 6.5%		$601,833

Net Assets — 100.0%		$9,267,869

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	–	Participation Certificate
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United Kingdom	20.5%	$1,905,003
Japan	13.7	1,266,015
Switzerland	10.4	963,962
Germany	8.3	773,008
Australia	6.1	563,202
France	3.2	293,351
Sweden	2.9	268,249
Spain	2.7	248,701
Netherlands	2.5	229,886
Denmark	1.4	133,253
Norway	1.1	104,034
Belgium	1.0	92,411
Other (less than 1.0% each)	3.1	289,706

Common Stocks	76.9%	$7,130,781
Exchange-Traded Funds	7.6	703,828
Rights	0.0 (1)	1,113
Short-Term Investments	9.0	830,314

Total Investments	93.5%	$8,666,036

(1)	Amount is less than 0.05%.

11	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Statement of Assets and Liabilities

Assets	July 31, 2014
Unaffiliated investments, at value (identified cost, $7,085,137)	$7,835,722
Affiliated investment, at value (identified cost, $830,314)	830,314
Cash	35,016
Restricted cash*	30,273
Foreign currency, at value (identified cost, $553,804)	549,128
Dividends receivable	10,597
Interest receivable from affiliated investment	69
Receivable for investments sold	103,409
Receivable for Fund shares sold	2,858
Receivable for open forward foreign currency exchange contracts	13,798
Tax reclaims receivable	12,864
Receivable from affiliates	4,056
Total assets	$9,428,104

Liabilities
Payable for investments purchased	$63,158
Payable for variation margin on open financial futures contracts	13,860
Payable for open forward foreign currency exchange contracts	23,280
Payable to affiliates:
Investment adviser and administration fee	6,146
Distribution and service fees	109
Accrued expenses	53,682
Total liabilities	$160,235
Net Assets	$9,267,869

Sources of Net Assets
Paid-in capital	$8,376,928
Accumulated net realized gain	13,492
Accumulated undistributed net investment income	146,720
Net unrealized appreciation	730,729
Total	$9,267,869

Class A Shares
Net Assets	$502,608
Shares Outstanding	43,120
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.66
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.37

Class I Shares
Net Assets	$8,765,261
Shares Outstanding	749,211
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.70

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

12	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Statement of Operations

Investment Income	Year Ended July 31, 2014
Dividends (net of foreign taxes, $20,606)	$316,949
Interest allocated from affiliated investment	659
Expenses allocated from affiliated investment	(85)
Total investment income	$317,523

Expenses
Investment adviser and administration fee	$64,912
Distribution and service fees
Class A	940
Trustees’ fees and expenses	871
Custodian fee	64,170
Transfer and dividend disbursing agent fees	2,830
Legal and accounting services	37,728
Printing and postage	14,025
Registration fees	34,181
Miscellaneous	13,678
Total expenses	$233,335
Deduct —
Allocation of expenses to affiliates	$139,038
Total expense reductions	$139,038

Net expenses	$94,297

Net investment income	$223,226

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$210,686
Investment transactions allocated from affiliated investment	8
Financial futures contracts	(20,655)
Foreign currency and forward foreign currency exchange contract transactions	(22,533)
Net realized gain	$167,506
Change in unrealized appreciation (depreciation) —
Investments	$404,085
Financial futures contracts	(7,108)
Foreign currency and forward foreign currency exchange contracts	(29,001)
Net change in unrealized appreciation (depreciation)	$367,976

Net realized and unrealized gain	$535,482

Net increase in net assets from operations	$758,708

13	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended July 31, 2014	Period Ended July 31, 2013(1)
From operations —
Net investment income	$223,226	$96,376
Net realized gain from investment transactions, financial futures contracts, foreign currency and forward foreign currency exchange contract transactions, and disposal of investment in violation of restrictions and net increase from payment by affiliate	167,506	255,605
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, foreign currency and forward foreign currency exchange contracts	367,976	362,753
Net increase in net assets from operations	$758,708	$714,734
Distributions to shareholders —
From net investment income
Class A	$(8,572)	$(97)
Class I	(179,506)	(35,978)
From net realized gain
Class A	(15,681)	(100)
Class I	(314,270)	(33,732)
Total distributions to shareholders	$(518,029)	$(69,907)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$505,494	$295,466
Class I	2,304,773	5,919,147
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	23,529	63
Class I	127,010	—
Cost of shares redeemed
Class A	(90,072)	(242,322)
Class I	(451,801)	(8,924)
Net increase in net assets from Fund share transactions	$2,418,933	$5,963,430

Net increase in net assets	$2,659,612	$6,608,257

Net Assets
At beginning of period	$6,608,257	$—
At end of period	$9,267,869	$6,608,257

Accumulated undistributed net investment income included in net assets
At end of period	$146,720	$128,648

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

14	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Financial Highlights

	Class A
	Year Ended July 31, 2014		Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$11.220		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.319	(3)	$0.236
Net realized and unrealized gain	0.845		1.118	(4)

Total income from operations	$1.164		$1.354

Less Distributions
From net investment income	$(0.256)		$(0.066)
From net realized gain	(0.468)		(0.068)

Total distributions	$(0.724)		$(0.134)

Net asset value — End of period	$11.660		$11.220

Total Return(5)	10.34%		13.75	%(4)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$503		$64
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.40%		1.40	%(8)
Net investment income	2.74	%(3)	2.34	%(8)
Portfolio Turnover	69%		97	%(6)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share reflects special dividends allocated from the Fund which amounted to $0.120 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.70%.

(4)

During the period ended July 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 1.71% and 3.18% of average daily net assets for the year ended July 31, 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(8)	Annualized.

15	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Financial Highlights — continued

	Class I
	Year Ended July 31, 2014		Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$11.250		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.321	(3)	$0.181
Net realized and unrealized gain	0.864		1.209	(4)

Total income from operations	$1.185		$1.390

Less Distributions
From net investment income	$(0.267)		$(0.072)
From net realized gain	(0.468)		(0.068)

Total distributions	$(0.735)		$(0.140)

Net asset value — End of period	$11.700		$11.250

Total Return(5)	10.70%		14.02	%(4)(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,765		$6,544
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.15%		1.15	%(8)
Net investment income	2.75	%(3)	1.84	%(8)
Portfolio Turnover	69%		97	%(6)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share reflects special dividends allocated from the Fund which amounted to $0.104 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.86%.

(4)

During the period ended July 31, 2013, the sub-adviser reimbursed the Fund for a net loss realized on the disposal of an investment which did not meet the Fund’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the period ended July 31, 2013.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 1.71% and 3.18% of average daily net assets for the year ended July 31, 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(8)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Hexavest International Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

17

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Notes to Financial Statements — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At July 31, 2014, the Fund had a net capital loss of $42,323 attributable to security transactions incurred after October 31, 2013 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending July 31, 2015.

As of July 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Distributions to Shareholders

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between

18

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Notes to Financial Statements — continued

book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the year ended July 31, 2014 and the period ended July 31, 2013 was as follows:

	Year Ended July 31, 2014	Period Ended July 31, 2013(1)

Distributions declared from:
Ordinary income	$440,655	$69,907
Long-term capital gains	$77,374	$—

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

During the year ended July 31, 2014, accumulated net realized gain was increased by $9,130, accumulated undistributed net investment income was decreased by $17,076 and paid-in capital was increased by $7,946 due to differences between book and tax accounting, primarily for foreign currency gain (loss), non-deductible expenses, investments in partnerships and investments in passive foreign investment companies (PFICs). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of July 31, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$160,763
Undistributed long-term capital gains	$85,821
Post October capital losses	$(42,323)
Net unrealized appreciation	$686,680

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, foreign currency transactions, futures contracts, investments in partnerships and investments in PFICs.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended July 31, 2014, the investment adviser and administration fee amounted to $64,912 or 0.80% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2014. Pursuant to this agreement, EVM and Hexavest were allocated $139,038 in total of the Fund’s operating expenses for the year ended July 31, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2014, EVM earned $162 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $394 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2014. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

19

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Notes to Financial Statements — continued

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2014 amounted to $940 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2014, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $5,928,456 and $5,008,011, respectively, for the year ended July 31, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Year Ended July 31, 2014	Period Ended July 31, 2013(1)

Sales	43,191	27,534
Issued to shareholders electing to receive payments of distributions in Fund shares	2,070	6
Redemptions	(7,853)	(21,828)

Net increase	37,408	5,712

Class I	Year Ended July 31, 2014	Period Ended July 31, 2013(1)

Sales	194,879	582,663
Issued to shareholders electing to receive payments of distributions in Fund shares	11,141	—
Redemptions	(38,670)	(802)

Net increase	167,350	581,861

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

At July 31, 2014, EVM owned 63.0% of the value of the outstanding shares of the Fund.

20

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Notes to Financial Statements — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,960,997

Gross unrealized appreciation	$862,463
Gross unrealized depreciation	(157,424)

Net unrealized appreciation	$705,039

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

9/17/14	Australian Dollar 278,000	Hong Kong Dollar 2,014,439	State Street Trust Company Canada	$2,365	$—	$2,365
9/17/14	Australian Dollar 307,700	Hong Kong Dollar 2,213,888	State Street Trust Company Canada	584	—	584
9/17/14	Australian Dollar 20,000	Japanese Yen 1,897,082	State Street Trust Company Canada	—	(83)	(83)
9/17/14	Australian Dollar 468,642	United States Dollar 434,949	State Street Trust Company Canada	733	—	733
9/17/14	British Pound Sterling 255,481	United States Dollar 428,628	State Street Trust Company Canada	—	(2,546)	(2,546)
9/17/14	Canadian Dollar 14,559	United States Dollar 13,313	State Street Trust Company Canada	—	(25)	(25)
9/17/14	Danish Krone 60,032	United States Dollar 10,940	State Street Trust Company Canada	156	—	156
9/17/14	Euro 186,158	United States Dollar 253,020	State Street Trust Company Canada	3,710	—	3,710
9/17/14	Euro 37,700	United States Dollar 51,263	State Street Trust Company Canada	774	—	774
9/17/14	Hong Kong Dollar 4,211,161	Australian Dollar 574,500	State Street Trust Company Canada	—	(11,112)	(11,112)
9/17/14	Hong Kong Dollar 2,365,046	Japanese Yen 30,902,400	State Street Trust Company Canada	—	(4,689)	(4,689)
9/17/14	Israeli Shekel 45,310	United States Dollar 13,102	State Street Trust Company Canada	—	(128)	(128)
9/17/14	Japanese Yen 1,447,286	United States Dollar 14,121	State Street Trust Company Canada	48	—	48

21

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Notes to Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

9/17/14	Japanese Yen 6,532,729	United States Dollar 63,543	State Street Trust Company Canada	$18	$—	$18
9/17/14	Norwegian Krone 228,200	United States Dollar 38,084	State Street Trust Company Canada	1,839	—	1,839
9/17/14	Swiss Franc 215,672	United States Dollar 240,472	State Street Trust Company Canada	3,073	—	3,073
9/17/14	Swiss Franc 18,038	United States Dollar 20,000	State Street Trust Company Canada	145	—	145
9/17/14	United States Dollar 69,943	British Pound Sterling 41,443	State Street Trust Company Canada	—	(1)	(1)
9/17/14	United States Dollar 128,000	Euro 95,012	State Street Trust Company Canada	—	(757)	(757)
9/17/14	United States Dollar 49,480	Euro 36,300	State Street Trust Company Canada	—	(865)	(865)
9/17/14	United States Dollar 1,128,360	Hong Kong Dollar 8,745,561	State Street Trust Company Canada	168	—	168
9/17/14	United States Dollar 58,063	Japanese Yen 5,895,000	State Street Trust Company Canada	—	(739)	(739)
9/17/14	United States Dollar 154,000	Japanese Yen 15,629,152	State Street Trust Company Canada	—	(2,021)	(2,021)
9/17/14	United States Dollar 75,051	Singapore Dollar 93,831	State Street Trust Company Canada	165	—	165
9/17/14	United States Dollar 10,166	Swedish Krona 67,977	State Street Trust Company Canada	—	(314)	(314)
9/17/14	United States Dollar 34,004	Swiss Franc 30,910	State Street Trust Company Canada	20	—	20

				$13,798	$(23,280)	$(9,482)

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Equity Futures
9/14	4 Euro Stoxx 50 Index	Long	$170,981	$166,472	$(4,509)
9/14	4 Nikkei 225 Index	Long	296,960	297,091	131
9/14	1 TOPIX Index	Long	125,436	124,292	(1,144)

					$(5,522)

Euro Stoxx 50 Index:  Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

Nikkei 225 Index:  Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

22

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Notes to Financial Statements — continued

At July 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk:  The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk:  The Fund enters into forward foreign currency exchange contracts to enhance return.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At July 31, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $23,280. At July 31, 2014, there were no assets pledged by the Fund for such liability.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by the counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$131	(1)	$(5,653	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	13,798	(2)	(23,280	)(3)

Total		$13,929		$(28,933)

Derivatives not subject to master netting or similar agreements		$131		$(5,653)

Total Derivatives subject to master netting or similar agreements		$13,798		$(23,280)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

During the current reporting period, the Fund adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table

23

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Notes to Financial Statements — continued

above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of July 31, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Trust Company Canada	$13,798	$(13,798)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Trust Company Canada	$(23,280)	$13,798	$—	$—	$(9,482)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended July 31, 2014 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$(20,655)	$(7,108)
Foreign Exchange	Forward foreign currency exchange contracts	(25,395)	(24,178)

Total		$(46,050)	$(31,286)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of futures contracts – long and forward foreign currency exchange contracts outstanding during the year ended July 31, 2014, which are indicative of the volume of these derivative types, were approximately $313,000 and $3,584,000, respectively.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2014.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds

24

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Notes to Financial Statements — continued

or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$—	$625,290	$—	$625,290
Consumer Staples	—	1,154,370	—	1,154,370
Energy	—	530,270	—	530,270
Financials	44,061	1,417,842	—	1,461,903
Health Care	—	1,423,896	—	1,423,896
Industrials	—	395,025	—	395,025
Information Technology	—	175,813	—	175,813
Materials	9,153	314,951	—	324,104
Telecommunication Services	—	644,257	—	644,257
Utilities	—	395,853	—	395,853

Total Common Stocks	$53,214	$7,077,567 *	$—	$7,130,781

Exchange-Traded Funds	$703,828	$—	$—	$703,828
Rights	1,113	—	—	1,113
Short-Term Investments	—	830,314	—	830,314

Total Investments	$758,155	$7,907,881	$—	$8,666,036

Forward Foreign Currency Exchange Contracts	$—	$13,798	$—	$13,798
Futures Contracts	—	131	—	131

Total	$758,155	$7,921,810	$—	$8,679,965

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(23,280)	$—	$(23,280)
Futures Contracts	—	(5,653)	—	(5,653)

Total	$—	$(28,933)	$—	$(28,933)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant.

25

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Hexavest International Equity Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Hexavest International Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of July 31, 2014, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from the start of business, August 29, 2012, to July 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Hexavest International Equity Fund as of July 31, 2014, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from the start of business, August 29, 2012, to July 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 16, 2014

26

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended July 31, 2014, the Fund designates approximately $68,593, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2014 ordinary income dividends, 0.46% qualifies for the corporate dividends received deduction.

Foreign Tax Credit.  For the fiscal year ended July 31, 2014, the Fund paid foreign taxes of $20,200 and recognized foreign source income of $332,437.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2014, $151,711 or, if subsequently determined to be different, the net capital gain of such year.

27

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	724,506	3,004
Cynthia E. Frost	724,506	3,004
George J. Gorman	724,506	3,004
Valerie A. Mosley	724,506	3,004
Harriett Tee Taggart	724,506	3,004

(1)	Excludes fractional shares.

28

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

29

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Hexavest International Equity Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Hexavest Inc. (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser . With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience employing a top-down investment approach that incorporates proprietary fundamental research and quantitative models. In particular, the Board considered the abilities and experience of such personnel in investing in equity securities of companies located or traded in Europe, Australasia, and the Far East. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

30

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2013 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

31

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (since 2010).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

32

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

33

Eaton Vance

Hexavest International Equity Fund

July 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(5)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec

Canada   H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6605    7.31.14

Eaton Vance Hexavest U.S. Equity Fund Annual Report July 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2014

Eaton Vance

Hexavest U.S. Equity Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	22

Federal Tax Information	23

Special Meeting of Shareholders	24

Board of Trustees’ Contract Approval	25

Management and Organization	28

Important Notices	31

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stocks delivered solid gains for the 12-month period ended July 31, 2014. Following a choppy start to the period, the market turned upward after a budget agreement in October 2013 ended the 16-day U.S. government shutdown. In December, when the U.S. Federal Reserve (the Fed) made its long-anticipated move to begin “tapering” economic stimulus, U.S. stocks put aside earlier fears of tapering and soared to record highs.

Harsh winter weather and geopolitical tensions weighed on the market in early 2014, but U.S. stocks subsequently resumed their advance amid signs of a gradually strengthening economy. The U.S. equity market generally climbed at a moderate pace through the spring of 2014, until the outbreak of hostilities in Iraq in June sent stocks sharply lower. But equities soon bounced back once the Fed reiterated its pledge to maintain low interest rates. U.S. stocks were essentially flat for most of July, but fell on the period’s final trading day amid mounting geopolitical and economic concerns.

The major U.S. stock indexes ended the 12-month period with strong returns. The Dow Jones Industrial Average2 advanced 9.39% for the period, while the broader U.S. market, as represented by the S&P 500 Index, gained 16.94%. The technology-laden NASDAQ Composite Index added 22.00%. Large-cap U.S. stocks generally fared better than their small-cap counterparts for the 12-month period, with growth stocks as a group outpacing value stocks in both the large- and small-cap categories.

Fund Performance

For the 12-month period ended July 31, 2014, Hexavest U.S. Equity Fund (the Fund) had a total return of 13.31% for Class A shares at net asset value (NAV). By comparison, the Fund’s primary benchmark, the S&P 500 Index (the Index), returned 16.94% for the same period.

The Fund’s underperformance relative to the Index was due largely to its position in cash, which detracted amid generally rising equity prices during the period. Overall, sector allocation also detracted from the Fund’s relative performance. By contrast, stock selection aided the Fund’s relative performance.

The Fund’s top-down investment approach stresses fundamental research focusing on the macroeconomic environment, the valuation of financial markets and the sentiment of investors. In its analysis of sectors, industries and stocks, management adopted a defensive posture that generally contributed to the Fund’s underperformance versus the Index for the 12-month period. In management’s view, relatively high equity valuations and potentially excessive investor optimism raised the risk of a broad market correction. However, spurred by a gradually strengthening economy, U.S. stocks recorded solid gains for the period.

In addition to the Fund’s cash position, which reflected management’s defensive posture, the Fund’s overweight position in the underperforming utilities sector also detracted from Fund performance relative to the Index. In the health care sector, the Fund’s underweight in the biotechnology industry further detracted, as biotechnology stocks outperformed the Index for the 12-month period.

On the positive side, stock selection in the energy sector boosted the Fund’s performance relative to the Index, particularly the Fund’s overweight position in Marathon Oil Corp., a leading energy exploration and production company. In the industrials sector, the Fund’s overweight in aerospace and defense giant Lockheed Martin Corp. contributed to Fund performance versus the Index. In the information technology sector, the Fund’s overweight position in the software industry also lifted performance relative to the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Performance2,3

Portfolio Managers Vital Proulx, CFA and Jean-René Adam, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	13.31%	—	16.47%
Class A with 5.75% Maximum Sales Charge	—	—	6.77	—	12.93
Class I at NAV	08/29/2012	08/29/2012	13.49	—	16.72
S&P 500 Index	—	—	16.94%	16.78%	20.29%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				13.27%	13.02%
Net				1.22	0.97

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	08/29/2012	$336,409	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Fund Profile

Equity Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)6

SPDR S&P 500 ETF Trust	4.6%
Exxon Mobil Corp.	4.3
Microsoft Corp.	3.6
Apple, Inc.	3.5
Johnson & Johnson	3.1
Wal-Mart Stores, Inc.	2.9
Chevron Corp.	2.8
Pfizer, Inc.	2.7
Procter & Gamble Co. (The)	2.6
AT&T, Inc.	2.3
Total	32.4%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/14. Without the reimbursement, if applicable, performance would have been lower.

[5]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the chart, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 – July 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period* (2/1/14 – 7/31/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,089.50	$6.22	**	1.20%
Class I	$1,000.00	$1,090.30	$4.92	**	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.01	**	1.20%
Class I	$1,000.00	$1,020.10	$4.76	**	0.95%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2014.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Portfolio of Investments

Common Stocks — 89.6%

Security	Shares	Value

Aerospace & Defense — 1.0%
Lockheed Martin Corp.	75	$12,523
Northrop Grumman Corp.	69	8,505

		$21,028

Auto Components — 0.8%
Cooper Tire & Rubber Co.	622	$17,970

		$17,970

Automobiles — 2.9%
Ford Motor Co.	2,159	$36,746
General Motors Co.	737	24,926

		$61,672

Banks — 6.1%
Bank of America Corp.	450	$6,863
Citigroup, Inc.	474	23,183
JPMorgan Chase & Co.	619	35,698
PNC Financial Services Group, Inc. (The)	120	9,907
U.S. Bancorp	574	24,125
Wells Fargo & Co.	600	30,540

		$130,316

Beverages — 3.9%
Coca-Cola Co. (The)	1,260	$49,505
PepsiCo, Inc.	379	33,390

		$82,895

Capital Markets — 0.8%
Goldman Sachs Group, Inc. (The)	27	$4,667
Northern Trust Corp.	186	12,442

		$17,109

Chemicals — 1.3%
LyondellBasell Industries NV, Class A	273	$29,006

		$29,006

Commercial Services & Supplies — 0.7%
ADT Corp. (The)	406	$14,129

		$14,129

Security	Shares	Value

Communications Equipment — 2.4%
Cisco Systems, Inc.	1,213	$30,604
QUALCOMM, Inc.	276	20,341

		$50,945

Construction & Engineering — 2.4%
Fluor Corp.	237	$17,270
Jacobs Engineering Group, Inc.(1)	260	13,211
KBR, Inc.	649	13,408
Quanta Services, Inc.(1)	223	7,468

		$51,357

Consumer Finance — 0.6%
Capital One Financial Corp.	76	$6,045
Discover Financial Services	123	7,510

		$13,555

Diversified Financial Services — 0.3%
NASDAQ OMX Group, Inc. (The)	151	$6,371

		$6,371

Diversified Telecommunication Services — 6.5%
AT&T, Inc.	1,419	$50,502
BCE, Inc.	434	19,655
CenturyLink, Inc.	536	21,033
TELUS Corp.	284	9,913
Verizon Communications, Inc.	761	38,370

		$139,473

Electric Utilities — 4.3%
American Electric Power Co., Inc.	67	$3,483
Duke Energy Corp.	207	14,931
Edison International	241	13,207
Entergy Corp.	125	9,104
Exelon Corp.	532	16,535
FirstEnergy Corp.	297	9,269
NextEra Energy, Inc.	41	3,849
PPL Corp.	181	5,971
Southern Co. (The)	227	9,827
Xcel Energy, Inc.	232	7,146

		$93,322

Energy Equipment & Services — 1.8%
Diamond Offshore Drilling, Inc.	211	$9,873
Ensco PLC, Class A	192	9,725

7	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Energy Equipment & Services (continued)
Noble Corp. PLC	311	$9,756
Transocean, Ltd.	244	9,843

		$39,197

Food & Staples Retailing — 4.5%
Costco Wholesale Corp.	62	$7,288
CVS Caremark Corp.	56	4,276
Kroger Co. (The)	193	9,453
Sysco Corp.	358	12,777
Wal-Mart Stores, Inc.	849	62,469

		$96,263

Food Products — 1.4%
Archer-Daniels-Midland Co.	508	$23,571
ConAgra Foods, Inc.	200	6,026

		$29,597

Health Care Providers & Services — 0.9%
Cardinal Health, Inc.	282	$20,205

		$20,205

Hotels, Restaurants & Leisure — 1.1%
McDonald’s Corp.	241	$22,789

		$22,789

Household Products — 2.6%
Procter & Gamble Co. (The)	738	$57,062

		$57,062

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	141	$2,060
Calpine Corp.(1)	104	2,292

		$4,352

Insurance — 1.5%
Aflac, Inc.	74	$4,421
Assurant, Inc.	62	3,928
MetLife, Inc.	167	8,784
Travelers Companies, Inc. (The)	180	16,121

		$33,254

IT Services — 1.2%
Accenture PLC, Class A	124	$9,831

Security	Shares	Value

IT Services (continued)
International Business Machines Corp.	88	$16,867

		$26,698

Machinery — 0.8%
Deere & Co.	215	$18,299

		$18,299

Media — 0.4%
Comcast Corp., Class A	179	$9,618

		$9,618

Metals & Mining — 0.1%
Newmont Mining Corp.	87	$2,167

		$2,167

Multi-Utilities — 2.2%
Ameren Corp.	258	$9,920
Consolidated Edison, Inc.	218	12,227
DTE Energy Co.	29	2,141
PG&E Corp.	325	14,518
Public Service Enterprise Group, Inc.	230	8,089

		$46,895

Multiline Retail — 0.8%
Family Dollar Stores, Inc.	157	$11,736
Kohl’s Corp.	89	4,765

		$16,501

Oil, Gas & Consumable Fuels — 9.8%
Chevron Corp.	467	$60,355
Exxon Mobil Corp.	943	93,301
Marathon Petroleum Corp.	416	34,728
Occidental Petroleum Corp.	123	12,018
TransCanada Corp.	223	11,187

		$211,589

Paper & Forest Products — 0.3%
Domtar Corp.	182	$6,538

		$6,538

Pharmaceuticals — 11.1%
AbbVie, Inc.	263	$13,766
Eli Lilly & Co.	819	50,008

8	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Pharmaceuticals (continued)
Johnson & Johnson	665	$66,560
Merck & Co., Inc.	887	50,328
Pfizer, Inc.	2,014	57,802

		$238,464

Semiconductors & Semiconductor Equipment — 2.3%
Broadcom Corp., Class A	216	$8,264
Intel Corp.	1,228	41,617

		$49,881

Software — 6.4%
Microsoft Corp.	1,795	$77,472
Oracle Corp.	1,159	46,812
Symantec Corp.	535	12,658

		$136,942

Specialty Retail — 0.2%
Dick’s Sporting Goods, Inc.	89	$3,785

		$3,785

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	791	$75,596
Hewlett-Packard Co.	450	16,024

		$91,620

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	78	$2,696
Lululemon Athletica, Inc.(1)	319	12,272

		$14,968

Wireless Telecommunication Services — 1.0%
Rogers Communications Inc., Class B	254	$9,919
T-Mobile US, Inc.(1)	350	11,529

		$21,448

Total Common Stocks (identified cost $1,675,805)		$1,927,280

Exchange-Traded Funds — 6.6%

Security	Shares	Value

Equity Funds — 6.6%
Financial Select Sector SPDR Fund (The)	1,901	$42,601
SPDR S&P 500 ETF Trust	510	98,476

Total Exchange-Traded Funds (identified cost $135,546)		$141,077

Short-Term Investments — 5.2%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$113	$113,028

Total Short-Term Investments (identified cost $113,028)		$113,028

Total Investments — 101.4% (identified cost $1,924,379)		$2,181,385

Other Assets, Less Liabilities — (1.4)%		$(31,108)

Net Assets — 100.0%		$2,150,277

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014.

9	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Statement of Assets and Liabilities

Assets	July 31, 2014
Unaffiliated investments, at value (identified cost, $1,811,351)	$2,068,357
Affiliated investment, at value (identified cost, $113,028)	113,028
Foreign currency, at value (identified cost, $475)	467
Dividends receivable	2,899
Interest receivable from affiliated investment	12
Receivable from affiliates	4,664
Total assets	$2,189,427

Liabilities
Payable for open forward foreign currency exchange contracts	$78
Payable to affiliates:
Investment adviser and administration fee	1,300
Distribution and service fees	60
Accrued expenses	37,712
Total liabilities	$39,150
Net Assets	$2,150,277

Sources of Net Assets
Paid-in capital	$1,825,835
Accumulated net realized gain	60,396
Accumulated undistributed net investment income	7,126
Net unrealized appreciation	256,920
Total	$2,150,277

Class A Shares
Net Assets	$272,726
Shares Outstanding	21,982
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.41
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.17

Class I Shares
Net Assets	$1,877,551
Shares Outstanding	150,873
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.44

On sales of $50,000 or more, the offering price of Class A shares is reduced.

10	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Statement of Operations

Investment Income	Year Ended July 31, 2014
Dividends (net of foreign taxes, $249)	$51,261
Interest allocated from affiliated investment	139
Expenses allocated from affiliated investment	(18)
Total investment income	$51,382

Expenses
Investment adviser and administration fee	$13,813
Distribution and service fees
Class A	460
Trustees’ fees and expenses	593
Custodian fee	25,767
Transfer and dividend disbursing agent fees	882
Legal and accounting services	33,090
Printing and postage	9,876
Registration fees	29,138
Miscellaneous	9,728
Total expenses	$123,347
Deduct —
Allocation of expenses to affiliates	$104,144
Total expense reductions	$104,144

Net expenses	$19,203

Net investment income	$32,179

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$78,929
Investment transactions allocated from affiliated investment	2
Foreign currency and forward foreign currency exchange contract transactions	795
Net realized gain	$79,726
Change in unrealized appreciation (depreciation) —
Investments	$138,614
Foreign currency and forward foreign currency exchange contracts	(425)
Net change in unrealized appreciation (depreciation)	$138,189

Net realized and unrealized gain	$217,915

Net increase in net assets from operations	$250,094

11	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended July 31, 2014	Period Ended July 31, 2013(1)
From operations —
Net investment income	$32,179	$19,625
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	79,726	68,101
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	138,189	118,731
Net increase in net assets from operations	$250,094	$206,457
Distributions to shareholders —
From net investment income
Class A	$(2,247)	$(178)
Class I	(25,828)	(18,374)
From net realized gain
Class A	(7,229)	(24)
Class I	(76,803)	(2,396)
Total distributions to shareholders	$(112,107)	$(20,972)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$220,550	$50,683
Class I	337,619	1,519,043
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	8,608	—
Class I	35,400	—
Cost of shares redeemed
Class A	(23,706)	(1,709)
Class I	(296,096)	(23,587)
Net increase in net assets from Fund share transactions	$282,375	$1,544,430

Net increase in net assets	$420,362	$1,729,915

Net Assets
At beginning of period	$1,729,915	$—
At end of period	$2,150,277	$1,729,915

Accumulated undistributed net investment income included in net assets
At end of period	$7,126	$13,800

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

12	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Financial Highlights

	Class A
	Year Ended July 31, 2014	Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$11.590	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.161	$0.147
Net realized and unrealized gain	1.325	1.645

Total income from operations	$1.486	$1.792

Less Distributions
From net investment income	$(0.158)	$(0.178)
From net realized gain	(0.508)	(0.024)

Total distributions	$(0.666)	$(0.202)

Net asset value — End of period	$12.410	$11.590

Total Return(3)	13.31%	18.27	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$273	$53
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.20%	1.20	%(6)
Net investment income	1.33%	1.45	%(6)
Portfolio Turnover	80%	78	%(4)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment advisor and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 5.27% and 12.05% of average daily net assets for the year ended July 31, 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Financial Highlights — continued

	Class I
	Year Ended July 31, 2014	Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$11.610	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.199	$0.172
Net realized and unrealized gain	1.310	1.648

Total income from operations	$1.509	$1.820

Less Distributions
From net investment income	$(0.171)	$(0.186)
From net realized gain	(0.508)	(0.024)

Total distributions	$(0.679)	$(0.210)

Net asset value — End of period	$12.440	$11.610

Total Return(3)	13.49%	18.57	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,878	$1,677
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.95%	0.95	%(6)
Net investment income	1.66%	1.75	%(6)
Portfolio Turnover	80%	78	%(4)

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment advisor and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 5.27% and 12.05% of average daily net assets for the year ended July 31, 2014 and the period from the start of business, August 29, 2012, to July 31, 2013, respectively). Absent these reimbursements, total return would be lower.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Hexavest U.S. Equity Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

15

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Notes to Financial Statements — continued

As of July 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Distributions to Shareholders

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the year ended July 31, 2014 and the period ended July 31, 2013 was as follows:

	Year Ended July 31, 2014	Period Ended July 31, 2013(1)

Distributions declared from:
Ordinary income	$105,989	$20,972
Long-term capital gains	$6,118	$—

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

16

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Notes to Financial Statements — continued

During the year ended July 31, 2014, accumulated net realized gain was decreased by $753, accumulated undistributed net investment income was decreased by $10,778 and paid-in capital was increased by $11,531 due to differences between book and tax accounting, primarily for foreign currency gain (loss), non-deductible expenses and investments in partnerships. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of July 31, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$29,899
Undistributed long-term capital gains	$39,781
Net unrealized appreciation	$254,762

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, foreign currency transactions, investments in partnerships and the tax treatment of short-term capital gains.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.70% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended July 31, 2014, the investment adviser and administration fee amounted to $13,813 or 0.70% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.20% and 0.95% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after November 30, 2014. Pursuant to this agreement, EVM and Hexavest were allocated $104,144 in total of the Fund’s operating expenses for the year ended July 31, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2014, EVM earned $98 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $60 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2014. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2014 amounted to $460 for Class A shares.

Distribution and service fees are subject to the limitatons contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2014, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

17

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Notes to Financial Statements — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,724,147 and $1,522,602, respectively, for the year ended July 31, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Year Ended July 31, 2014	Period Ended July 31, 2013(1)

Sales	18,612	4,738
Issued to shareholders electing to receive payments of distributions in Fund shares	752	—
Redemptions	(1,960)	(160)

Net increase	17,404	4,578

Class I	Year Ended July 31, 2014	Period Ended July 31, 2013(1)

Sales	28,086	146,565
Issued to shareholders electing to receive payments of distributions in Fund shares	3,086	—
Redemptions	(24,787)	(2,077)

Net increase	6,385	144,488

(1)	For the period from the start of business, August 29, 2012, to July 31, 2013.

At July 31, 2014, EVM owned 57.3% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,926,615

Gross unrealized appreciation	$273,717
Gross unrealized depreciation	(18,947)

Net unrealized appreciation	$254,770

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

18

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Notes to Financial Statements — continued

A summary of obligations under these financial instruments at July 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)

9/17/14	Canadian Dollar 45,585	United States Dollar 41,684	State Street Trust Company Canada	$—	$(78)	$(78)

				$—	$(78)	$(78)

At July 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. For the year ended July 31, 2014, the Fund entered into forward foreign currency exchange contracts to hedge its exposure to foreign currencies.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At July 31, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $78. At July 31, 2014, there were no assets pledged by the Fund for such liability.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by the counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at July 31, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(78	)(1)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

During the current reporting period, the Fund adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table

19

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Notes to Financial Statements — continued

above. The following table presents the Fund’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for such liabilities as of July 31, 2014.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

State Street Trust Company Canada	$(78)	$—	$—	$—	$(78)

(a)	In some instances, the actual collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended July 31, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$2,358	(1)	$(410	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the year ended July 31, 2014, which is indicative of the volume of this derivative type, was approximately $113,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2014.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Notes to Financial Statements — continued

At July 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,927,280	$—	$—	$1,927,280
Exchange-Traded Funds	141,077	—	—	141,077
Short-Term Investments	—	113,028	—	113,028

Total Investments	$2,068,357	$113,028	$—	$2,181,385

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(78)	$—	$(78)

Total	$—	$(78)	$—	$(78)

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

21

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Hexavest U.S. Equity Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Hexavest U.S. Equity Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of July 31, 2014, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from the start of business, August 29, 2012, to July 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Hexavest U.S. Equity Fund as of July 31, 2014, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights the year then ended and for the period from the start of business, August 29, 2012, to July 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 16, 2014

22

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended July 31, 2014, the Fund designates approximately $51,151, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2014 ordinary income dividends, 43.60% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2014, $45,899 or, if subsequently determined to be different, the net capital gain of such year.

23

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	156,958	0
Cynthia E. Frost	156,958	0
George J. Gorman	156,958	0
Valerie A. Mosley	156,958	0
Harriett Tee Taggart	156,958	0

(1)	Excludes fractional shares.

24

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

25

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Hexavest U.S. Equity Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Hexavest Inc. (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser . With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience employing a top-down investment approach that incorporates proprietary fundamental research and quantitative models. In particular, the Board considered the abilities and experience of such personnel in investing in U.S. equities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

26

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-year period ended September 30, 2013 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

27

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (since 2010).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

28

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman); 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

29

Eaton Vance

Hexavest U.S. Equity Fund

July 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(5)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec

Canada   H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6607 7.31.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance Hexavest Emerging Markets Equity Fund, Eaton Vance Hexavest Global Equity Fund, Eaton Vance Hexavest International Equity Fund and Eaton Vance Hexavest U.S. Equity Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 17 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended July 31, 2013 and July 31, 2014 (initial fiscal period from the commencement of operations on August 29, 2012 to July 31, 2014) by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Hexavest Emerging Markets Equity Fund*

Fiscal Period Ended	7/31/13	7/31/14
Audit Fees	$24,350	$31,750
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,240	$11,295
All Other Fees(3)	$0	$0

Total	$35,590	$43,045

Eaton Vance Hexavest Global Equity Fund*

Fiscal Period Ended	7/31/13	7/31/14
Audit Fees	$24,350	$31,750
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,240	$13,045
All Other Fees(3)	$0	$0

Total	$35,590	$44,795

Eaton Vance Hexavest International Equity Fund*

Fiscal Period Ended	7/31/13	7/31/14
Audit Fees	$24,350	$26,750
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,240	$11,295
All Other Fees(3)	$0	$0

Total	$35,590	$38,045

Eaton Vance Hexavest U.S. Equity Fund*

Fiscal Period Ended	7/31/13	7/31/14
Audit Fees	$20,250	$20,850
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,310	$9,900
All Other Fees(3)	$0	$0

Total	$29,560	$30,750

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
*	Fund commenced operations on August 29, 2012.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, September 30, and February 28). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/12	9/30/12	2/28/13	7/31/13	8/31/13	9/30/13	2/28/14	7/31/14
Audit Fees	$201,230	$55,780	$52,410	$93,300	$202,330	$74,080	$56,010	$111,100
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$55,170	$21,620	$25,330	$43,030	$62,840	$26,710	$25,630	$45,535
All Other Fees(3)	$13,520	$620	$0	$0	$0	$0	$0	$0

Total	$269,920	$78,020	$77,740	$136,330	$265,170	$100,790	$81,640	$156,635

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/12	9/30/12	2/28/13	7/31/13	8/31/13	9/30/13	2/28/14	7/31/14
Registrant(1)	$68,690	$22,240	$25,330	$43,030	$62,840	$26,710	$25,630		$45,535
Eaton Vance(2)	$606,619	$606,619	$544,549	$276,151	$417,309	$369,820	$370,325	$	x

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 10, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 10, 2014